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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-7736

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 9/30/12

Item 1. Schedule of Investments.

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.7%
$ 513,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$ 513,464
3,692,000	Arkle Master Issuer PLC 2.1659%, 5/17/60 (144A),‡	3,802,694
1,910,584	Banc of America Large Loan, Inc. 1.9710%, 11/15/15 (144A)	1,908,392
194,000	Banc of America Large Loan, Inc. 1.3208%, 8/15/29 (144A),‡	182,961
798,000	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	803,486
397,000	Fontainebleau Miami Beach Trust 2.8870%, 5/5/27 (144A),‡	411,768
782,000	FREMF Mortgage Trust 4.7270%, 1/25/21 (144A),‡	841,459
469,000	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A),‡	523,851
667,000	FREMF Mortgage Trust 5.0995%, 7/25/21 (144A),‡	732,950
440,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A),‡	471,720
1,911,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A),‡	2,064,079
513,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0613%, 4/15/45‡	591,664
963,151	Saecure B.V. 1.9798%, 7/30/92 (144A),‡	982,940
446,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	458,417
546,000	Silverstone Master Issuer PLC 2.0031%, 1/21/55 (144A),‡	562,438
1,175,000	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24	1,213,243
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $15,254,536)		16,065,526
Bank Loan — 0.1%
Electric - Generation — 0.1%
1,255,875	AES Corp. 4.2500%, 5/17/18 ‡ (cost $1,250,667)	1,261,627
Common Stock — 56.8%
Aerospace and Defense — 1.4%
192,295	Boeing Co.	13,387,578
Agricultural Chemicals — 0.7%
83,604	Syngenta A.G. (ADR)	6,257,759
Apparel Manufacturers — 0.7%
124,468	Coach, Inc.	6,972,697
Applications Software — 0.6%
88,515	Intuit, Inc.	5,211,763
Athletic Footwear — 1.3%
126,627	NIKE, Inc. - Class B	12,018,169
Automotive - Cars and Light Trucks — 0.3%
58,819	Daimler A.G. (U.S. Shares)	2,864,015
Beverages - Wine and Spirits — 0.4%
127,916	Diageo PLC	3,592,636
Cable/Satellite Television — 2.5%
101,254	DIRECTV*	5,311,785
191,280	Time Warner Cable, Inc.	18,183,077
		23,494,862
Casino Hotels — 1.1%
220,179	Las Vegas Sands Corp.	10,209,700
Chemicals - Diversified — 3.1%
335,948	E.I. du Pont de Nemours & Co.	16,888,106
228,101	LyondellBasell Industries N.V. - Class A	11,783,698
		28,671,804
Commercial Banks — 2.4%
301,857	CIT Group, Inc.*	11,890,147
324,435	Itau Unibanco Holding S.A. (ADR)	4,957,367
266,547	Standard Chartered PLC	6,025,120
		22,872,634
Commercial Services - Finance — 1.5%
21,120	MasterCard, Inc. - Class A	9,535,257
224,063	Western Union Co.	4,082,428
		13,617,685
Computers — 2.6%
37,083	Apple, Inc.	24,744,003
Cosmetics and Toiletries — 0.7%
100,020	Estee Lauder Cos., Inc. - Class A	6,158,231
Diversified Operations — 0.2%
29,069	Dover Corp.	1,729,315
E-Commerce/Products — 0.9%
180,371	eBay, Inc.*	8,731,760
E-Commerce/Services — 0.4%
5,474	priceline.com, Inc.*	3,386,928
Electronic Components - Miscellaneous — 1.1%
311,838	TE Connectivity, Ltd. (U.S. Shares)	10,605,610
Electronic Connectors — 0.7%
107,885	Amphenol Corp. - Class A	6,352,269
Enterprise Software/Services — 0.5%
163,261	Oracle Corp.	5,141,089
Finance - Investment Bankers/Brokers — 0.2%
39,745	Greenhill & Co., Ltd.	2,056,804
Finance - Other Services — 1.0%
376,366	NYSE Euronext	9,277,422
Food - Confectionary — 0.7%
98,908	Hershey Co.	7,011,588
Instruments - Controls — 0.5%
85,990	Honeywell International, Inc.	5,137,903
Investment Management and Advisory Services — 1.0%
628,769	Blackstone Group L.P.	8,978,821
Life and Health Insurance — 0.5%
346,316	Prudential PLC	4,481,671
Medical - Biomedical and Genetic — 1.0%
119,646	Celgene Corp.*	9,140,954
Medical - Drugs — 2.9%
74,995	Allergan, Inc.	6,868,042
234,886	Bristol-Myers Squibb Co.	7,927,403
77,407	Shire PLC (ADR)	6,866,001
99,134	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	5,479,136
		27,140,582
Medical - Generic Drugs — 1.1%
414,200	Mylan, Inc.*	10,106,480
Medical - HMO — 0.8%
201,713	Aetna, Inc.	7,987,835
Medical - Wholesale Drug Distributors — 0.3%
63,659	AmerisourceBergen Corp.	2,464,240
Metal - Copper — 0.6%
144,224	Freeport-McMoRan Copper & Gold, Inc.	5,708,386
Metal Processors and Fabricators — 0.4%
21,615	Precision Castparts Corp.	3,530,594
Multimedia — 0.8%
147,466	Viacom, Inc. - Class B	7,902,703
Oil Companies - Exploration and Production — 0.7%
212,359	Canadian Natural Resources, Ltd. (U.S. Shares)	6,538,534
Oil Companies - Integrated — 2.9%
138,481	Chevron Corp.	16,141,345
208,796	Hess Corp.	11,216,521
		27,357,866
Oil Field Machinery and Equipment — 0.3%
35,475	National Oilwell Varco, Inc.	2,841,902
Pharmacy Services — 1.4%
208,437	Express Scripts Holding Co.*	13,062,747
Pipelines — 1.4%
237,440	Enterprise Products Partners L.P.	12,726,784
REIT - Health Care — 0.7%
100,517	Ventas, Inc.	6,257,183
Retail - Auto Parts — 0.4%
10,630	AutoZone, Inc.*	3,929,592
Retail - Building Products — 0.4%
65,425	Home Depot, Inc.	3,949,707
Retail - Discount — 0.5%
44,427	Costco Wholesale Corp.	4,448,253
Retail - Major Department Stores — 0.8%
137,680	Nordstrom, Inc.	7,597,182
Retail - Restaurants — 0.8%
86,843	McDonald's Corp.	7,967,845
Super-Regional Banks — 1.5%
407,287	U.S. Bancorp	13,969,944
Telephone - Integrated — 1.0%
176,456	CenturyLink, Inc.	7,128,823
42,453	Verizon Communications, Inc.	1,934,583
		9,063,406
Television — 2.2%
571,113	CBS Corp. - Class B	20,748,535
Therapeutics — 0.2%
39,945	BioMarin Pharmaceutical, Inc.*	1,608,585
Tobacco — 2.7%
209,725	Altria Group, Inc.	7,002,718
205,318	Philip Morris International, Inc.**	18,466,301
		25,469,019
Toys — 1.7%
450,042	Mattel, Inc.	15,967,490
Transportation - Railroad — 1.6%
44,260	Canadian Pacific Railway, Ltd. (U.S. Shares)	3,668,711
98,872	Union Pacific Corp.	11,736,107
		15,404,818
Wireless Equipment — 0.7%
135,015	Motorola Solutions, Inc.	6,825,008
Total Common Stock (cost $412,729,317)		532,680,890
Corporate Bonds — 29.2%
Advertising Services — 0.1%
$ 612,000	WPP Finance 2010 4.7500%, 11/21/21	670,487
344,000	WPP Finance 2010 3.6250%, 9/7/22	346,509
		1,016,996
Aerospace and Defense – Equipment — 0.5%
1,154,000	Exelis, Inc. 4.2500%, 10/1/16	1,205,177
522,000	Exelis, Inc. 5.5500%, 10/1/21	568,743
848,000	United Technologies Corp. 1.8000%, 6/1/17	879,524
1,523,000	United Technologies Corp. 3.1000%, 6/1/22	1,622,945
		4,276,389
Agricultural Chemicals — 0.4%
2,261,000	CF Industries, Inc. 6.8750%, 5/1/18	2,749,941
1,083,000	CF Industries, Inc. 7.1250%, 5/1/20	1,359,165
		4,109,106
Airlines — 0.1%
1,031,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,154,236
Brewery — 0.6%
2,146,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 7/15/22	2,176,396
2,954,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	3,207,858
		5,384,254
Broadcast Services and Programming — 0.1%
1,000,000	A&E Communications - Private Placement 3.6300%, 8/22/22	1,014,525
Building - Residential and Commercial — 0.1%
743,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	791,548
407,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	452,103
		1,243,651
Building Products - Cement and Aggregate — 0.2%
1,331,000	Hanson, Ltd. 6.1250%, 8/15/16	1,437,480
Cable/Satellite Television — 0.2%
1,804,000	Comcast Corp. 3.1250%, 7/15/22	1,871,520
Chemicals - Diversified — 0.2%
1,896,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	2,014,500
Chemicals - Specialty — 0.1%
1,194,000	Ecolab, Inc. 4.3500%, 12/8/21	1,354,558
Coatings and Paint Products — 0.4%
1,542,000	RPM International, Inc. 6.1250%, 10/15/19	1,786,470
1,825,000	Valspar Corp. 4.2000%, 1/15/22	1,984,047
		3,770,517
Commercial Banks — 1.6%
740,000	Banco Santander Chile 3.8750%, 9/20/22 (144A)	742,301
1,691,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	1,762,867
1,491,000	CIT Group, Inc. 4.2500%, 8/15/17	1,547,387
3,236,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,502,970
1,188,000	CIT Group, Inc. 5.0000%, 8/15/22	1,236,001
1,475,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,589,796
1,460,000	SVB Financial Group 5.3750%, 9/15/20	1,660,784
1,948,000	Zions Bancorp 7.7500%, 9/23/14	2,132,137
842,000	Zions Bancorp 4.5000%, 3/27/17	869,166
		15,043,409
Computers - Memory Devices — 0.1%
1,214,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	1,332,365
Consulting Services — 0.8%
926,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,000,630
4,452,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,998,977
1,278,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,298,636
		7,298,243
Containers - Paper and Plastic — 0.4%
451,000	Packaging Corp. of America 3.9000%, 6/15/22	465,518
370,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	390,280
2,387,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	2,585,773
420,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	426,787
		3,868,358
Data Processing and Management — 0.2%
950,000	Fiserv, Inc. 3.1250%, 10/1/15	990,549
466,000	Fiserv, Inc. 3.1250%, 6/15/16	490,017
		1,480,566
Diversified Banking Institutions — 1.8%
580,000	Bank of America Corp. 4.5000%, 4/1/15	621,294
1,335,000	Bank of America Corp. 3.6250%, 3/17/16	1,407,899
855,000	Bank of America Corp. 3.7500%, 7/12/16	907,137
1,225,000	Bank of America Corp. 8.0000%, 7/30/99‡	1,333,951
3,019,000	Citigroup, Inc. 5.0000%, 9/15/14	3,184,199
571,000	Citigroup, Inc. 4.8750%, 5/7/15	607,249
3,202,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	3,377,758
2,639,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	2,927,311
644,000	Morgan Stanley 4.0000%, 7/24/15	669,880
1,342,000	Morgan Stanley 3.4500%, 11/2/15	1,375,220
458,000	Morgan Stanley 4.7500%, 3/22/17	491,050
		16,902,948
Diversified Financial Services — 0.8%
901,000	General Electric Capital Corp. 5.9000%, 5/13/14	974,554
1,762,000	General Electric Capital Corp. 5.5000%, 1/8/20	2,084,473
1,053,000	General Electric Capital Corp. 5.8750%, 1/14/38	1,254,819
121,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	127,679
1,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,055,530
2,200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,451,724
		7,948,779
Diversified Minerals — 0.1%
949,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	944,255
Diversified Operations — 0.1%
543,000	GE Capital Trust I 6.3750%, 11/15/67‡	573,544
Electric - Generation — 0%
303,000	AES Corp. 7.7500%, 10/15/15	342,390
Electric - Integrated — 0.7%
1,431,000	CMS Energy Corp. 4.2500%, 9/30/15	1,515,144
1,076,000	CMS Energy Corp. 5.0500%, 2/15/18	1,209,401
955,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	1,059,077
1,468,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,577,626
951,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	1,000,884
488,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	544,290
		6,906,422
Electronic Components – Semiconductors — 0.6%
1,439,000	National Semiconductor Corp. 6.6000%, 6/15/17	1,800,381
3,597,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,646,998
		5,447,379
Electronic Connectors — 0.3%
2,220,000	Amphenol Corp. 4.7500%, 11/15/14	2,382,264
731,000	Amphenol Corp. 4.0000%, 2/1/22	771,617
		3,153,881
Electronic Measuring Instruments — 0.1%
1,179,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,216,133
Electronics - Military — 0.1%
1,008,000	L-3 Communications Corp. 6.3750%, 10/15/15	1,019,592
Engineering - Research and Development Services — 0.2%
1,041,000	URS Corp. 3.8500%, 4/1/17 (144A)	1,048,182
994,000	URS Corp. 5.0000%, 4/1/22 (144A)	1,020,922
		2,069,104
Finance - Auto Loans — 1.3%
312,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	344,559
3,561,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,721,583
529,000	Ford Motor Credit Co. LLC 5.6250%, 9/15/15	578,233
707,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	719,650
1,284,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,489,332
1,616,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,764,224
3,418,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	3,866,989
		12,484,570
Finance - Consumer Loans — 0.1%
869,000	SLM Corp. 6.2500%, 1/25/16	942,865
Finance - Credit Card — 0.3%
1,576,000	American Express Co. 6.8000%, 9/1/66‡	1,686,320
729,000	American Express Credit Corp. 1.7500%, 6/12/15	745,674
		2,431,994
Finance - Investment Bankers/Brokers — 1.0%
898,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,015,476
1,069,000	Lazard Group LLC 7.1250%, 5/15/15	1,178,902
391,000	Lazard Group LLC 6.8500%, 6/15/17	441,285
1,913,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	2,028,298
3,514,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	3,870,067
679,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	797,856
		9,331,884
Finance - Mortgage Loan Banker — 0.2%
1,757,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	1,974,341
Food - Meat Products — 0.6%
3,687,000	Tyson Foods, Inc. 6.8500%, 4/1/16	4,230,832
1,083,000	Tyson Foods, Inc. 4.5000%, 6/15/22	1,134,443
		5,365,275
Food - Miscellaneous/Diversified — 1.2%
942,000	ARAMARK Corp. 8.5000%, 2/1/15	964,382
296,000	Campbell Soup Co. 2.5000%, 8/2/22	295,815
3,672,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	3,780,339
2,858,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	3,019,737
2,607,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	2,908,309
		10,968,582
Hotels and Motels — 0.1%
686,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	751,112
253,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	302,967
		1,054,079
Instruments - Scientific — 0.2%
1,363,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	1,406,972
Investment Management and Advisory Services — 0.5%
2,028,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	2,235,870
1,075,000	FMR LLC 6.4500%, 11/15/39 (144A)	1,287,572
658,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	700,770
452,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	483,640
		4,707,852
Life and Health Insurance — 0.3%
2,277,000	Primerica, Inc. 4.7500%, 7/15/22	2,415,107
Linen Supply & Related Items — 0.2%
660,000	Cintas Corp. No. 2 2.8500%, 6/1/16	690,127
691,000	Cintas Corp. No. 2 4.3000%, 6/1/21	760,874
		1,451,001
Medical - Biomedical and Genetic — 0%
247,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	270,465
Medical - Generic Drugs — 0.5%
1,723,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	1,742,659
2,223,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	2,247,253
706,000	Watson Pharmaceuticals, Inc. 4.6250%, 10/1/42	719,626
		4,709,538
Medical - HMO — 0.1%
559,000	WellPoint, Inc. 3.3000%, 1/15/23	565,390
Medical Instruments — 0.1%
661,000	Boston Scientific Corp. 4.5000%, 1/15/15	706,754
Medical Labs and Testing Services — 0.1%
1,321,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	1,382,308
Multi-Line Insurance — 0.8%
1,807,000	American International Group, Inc. 4.2500%, 9/15/14	1,908,225
387,000	American International Group, Inc. 5.6000%, 10/18/16	440,898
984,000	American International Group, Inc. 5.4500%, 5/18/17	1,121,921
1,050,000	American International Group, Inc. 6.4000%, 12/15/20	1,278,997
298,000	American International Group, Inc. 4.8750%, 6/1/22	335,833
398,000	American International Group, Inc. 6.2500%, 3/15/37	401,980
1,549,000	American International Group, Inc. 8.1750%, 5/15/58‡	1,895,589
		7,383,443
Oil - Field Services — 0.1%
592,000	Weatherford International, Ltd. 4.5000%, 4/15/22	619,128
Oil and Gas Drilling — 0.4%
2,639,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,904,481
735,000	Rowan Cos., Inc. 5.0000%, 9/1/17	810,754
		3,715,235
Oil Companies - Exploration and Production — 1.1%
1,980,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	2,453,105
379,000	Apache Corp. 3.2500%, 4/15/22	407,404
737,000	Apache Corp. 4.7500%, 4/15/43	842,131
1,784,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	1,864,280
559,000	EOG Resources, Inc. 2.6250%, 3/15/23	565,025
920,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	1,000,500
1,126,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,268,158
301,000	Pioneer Natural Resources Co. 3.9500%, 7/15/22	319,745
1,208,000	QEP Resources, Inc. 5.2500%, 5/1/23	1,235,180
		9,955,528
Oil Companies - Integrated — 1.0%
2,946,000	Phillips 66 2.9500%, 5/1/17 (144A)	3,116,561
1,134,000	Phillips 66 4.3000%, 4/1/22 (144A)	1,241,567
744,000	Phillips 66 5.8750%, 5/1/42 (144A)	883,411
3,739,000	Shell International Finance B.V. 2.3750%, 8/21/22	3,774,532
		9,016,071
Oil Refining and Marketing — 0.1%
1,067,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	1,274,047
Pharmacy Services — 1.2%
1,287,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	1,320,273
1,016,000	Express Scripts Holding Co. 3.1250%, 5/15/16	1,083,447
4,459,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	4,672,600
1,584,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	1,832,761
2,074,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	2,259,521
410,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	451,946
		11,620,548
Pipelines — 1.9%
520,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	608,987
964,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	990,127
1,824,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,917,509
263,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	312,006
752,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	828,217
726,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	780,748
441,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	489,203
1,029,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	1,059,435
2,110,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,277,713
1,426,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	1,557,871
406,000	Plains All American Pipeline L.P. / PAA Finance Corp. 8.7500%, 5/1/19	545,929
735,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	793,626
706,000	TC Pipelines L.P. 4.6500%, 6/15/21	746,559
3,579,000	Western Gas Partners L.P. 5.3750%, 6/1/21	4,067,891
1,123,000	Western Gas Partners L.P. 4.0000%, 7/1/22	1,170,862
		18,146,683
Publishing - Newspapers — 0%
154,000	Gannett Co., Inc. 6.3750%, 9/1/15	168,245
Publishing - Periodicals — 0.2%
1,536,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	1,607,912
Real Estate Management/Services — 0.1%
515,000	CBRE Services, Inc. 6.6250%, 10/15/20	562,637
Real Estate Operating/Development — 0.1%
935,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,026,390
REIT - Diversified — 0.5%
1,313,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,435,991
2,529,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,776,020
		4,212,011
REIT - Health Care — 0.2%
569,000	Senior Housing Properties Trust 6.7500%, 4/15/20	638,935
746,000	Senior Housing Properties Trust 6.7500%, 12/15/21	839,528
		1,478,463
REIT - Hotels — 0.1%
1,348,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	1,385,070
REIT - Office Property — 0.7%
1,892,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,018,709
525,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	572,110
2,153,000	SL Green Realty Corp. / Reckson Operating Partnership 7.7500%, 3/15/20	2,571,074
1,116,000	SL Green Realty Corp. / Reckson Operating Partnership 5.0000%, 8/15/18	1,196,340
		6,358,233
REIT - Regional Malls — 0.7%
3,981,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	4,060,620
2,620,000	Rouse Co. LLC 6.7500%, 11/9/15	2,764,100
		6,824,720
REIT - Shopping Centers — 0%
393,000	DDR Corp. 4.7500%, 4/15/18	436,025
Retail - Regional Department Stores — 0.7%
853,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	864,446
1,783,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	1,932,628
1,733,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	2,023,255
363,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	391,336
768,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	906,131
		6,117,796
Retail - Restaurants — 0.2%
1,602,000	Brinker International, Inc. 5.7500%, 6/1/14	1,710,787
Rubber - Tires — 0%
291,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	297,256
Super-Regional Banks — 0.1%
708,000	U.S. Bancorp 2.9500%, 7/15/22	714,736
Telecommunication Services — 0.3%
1,686,000	Qwest Corp. 6.7500%, 12/1/21	2,026,107
730,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	750,335
		2,776,442
Telephone - Integrated — 0.4%
3,572,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	3,790,964
Transportation - Railroad — 0.3%
669,065	CSX Transportation, Inc. 8.3750%, 10/15/14	754,196
1,410,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,572,150
603,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	682,898
		3,009,244
Transportation - Services — 0%
261,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	264,834
Transportation - Truck — 0.2%
1,447,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,492,866
Trucking and Leasing — 0.1%
1,397,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,397,904
Total Corporate Bonds (cost $255,588,378)		273,727,295
Mortgage-Backed Securities — 6.8%
Fannie Mae:
315,415	5.0000%, 2/1/23	343,929
563,411	5.5000%, 1/1/25	614,960
332,306	5.5000%, 1/1/33	370,955
750,766	5.0000%, 9/1/33	855,471
296,806	5.0000%, 11/1/33	326,189
563,722	5.0000%, 12/1/33	619,528
316,174	5.0000%, 2/1/34	347,474
989,352	5.5000%, 4/1/34	1,097,926
1,754,379	5.5000%, 9/1/34	1,937,042
652,316	5.5000%, 5/1/35	719,418
3,985,857	5.5000%, 7/1/35	4,400,857
674,465	5.0000%, 10/1/35	735,513
1,577,626	6.0000%, 10/1/35	1,757,222
1,725,196	6.0000%, 12/1/35	1,951,164
698,704	5.5000%, 1/1/36	770,578
227,231	6.0000%, 2/1/37	257,537
481,986	6.0000%, 3/1/37	536,855
2,837,115	5.5000%, 5/1/37	3,167,088
482,184	6.0000%, 5/1/37	533,685
470,761	5.5000%, 7/1/37	516,246
502,870	5.5000%, 3/1/38	561,357
578,805	6.0000%, 11/1/38	640,626
1,238,352	6.0000%, 11/1/38	1,381,105
1,876,327	6.0000%, 10/1/39	2,108,984
484,729	5.0000%, 6/1/40	542,030
2,436,302	6.0000%, 7/1/40	2,748,290
449,282	4.5000%, 10/1/40	505,538
429,309	5.0000%, 3/1/41	480,059
1,168,762	4.5000%, 4/1/41	1,300,130
832,028	5.0000%, 4/1/41	944,166
1,084,018	5.0000%, 4/1/41	1,234,861
Freddie Mac:
561,600	5.0000%, 1/1/19	607,694
379,858	5.0000%, 2/1/19	411,035
499,755	5.5000%, 8/1/19	541,445
1,452,406	5.5000%, 12/1/27	1,606,963
1,745,332	5.0000%, 1/1/36	1,949,630
1,010,644	5.5000%, 10/1/36	1,132,011
637,874	5.0000%, 11/1/36	694,399
384,641	5.5000%, 5/1/38	424,462
719,902	5.5000%, 1/1/39	790,832
1,731,997	5.0000%, 5/1/39	1,912,488
1,015,489	5.5000%, 10/1/39	1,120,620
978,422	4.5000%, 1/1/41	1,094,698
666,704	4.5000%, 5/1/41	738,434
2,135,240	5.0000%, 5/1/41	2,422,544
Ginnie Mae:
751,069	6.0000%, 11/20/34	855,649
153,121	5.5000%, 9/15/35	174,947
941,857	5.5000%, 3/15/36	1,053,855
232,371	5.5000%, 5/20/36	260,760
609,676	5.0000%, 4/15/39	675,720
731,526	5.0000%, 10/15/39	818,267
1,155,648	5.0000%, 11/15/39	1,290,521
329,788	5.0000%, 1/15/40	365,794
260,604	5.0000%, 4/15/40	289,029
384,845	5.0000%, 4/15/40	432,066
428,276	5.0000%, 5/15/40	480,826
244,362	5.0000%, 5/20/40	272,315
345,484	5.0000%, 7/15/40	383,185
1,066,577	5.0000%, 7/15/40	1,190,870
1,182,781	5.0000%, 2/15/41	1,323,965
719,754	5.5000%, 4/20/41	802,739
519,069	5.0000%, 5/15/41	578,829
290,108	4.5000%, 7/15/41	321,457
166,970	5.5000%, 9/20/41	186,221
1,078,679	5.5000%, 1/20/42	1,204,394
378,298	3.5000%, 5/20/42	416,263
583,527	6.0000%, 5/20/42	659,672
Total Mortgage-Backed Securities (cost $62,782,267)		63,791,382
Preferred Stock — 0.1%
Food - Miscellaneous/Diversified — 0.1%
6	H.J. Heinz Finance Co., 0% (144A) (cost $600,000)	633,375
U.S. Treasury Notes/Bonds — 4.0%
U.S. Treasury Notes/Bonds:
$ 7,650,000	0.2500%, 8/31/14	7,651,492
710,000	0.3750%, 3/15/15	711,720
505,000	0.3750%, 6/15/15	506,065
4,607,000	0.2500%, 7/15/15	4,600,163
280,000	0.8750%, 2/28/17	284,309
7,197,000	0.7500%, 6/30/17	7,251,539
6,272,000	3.1250%, 5/15/21	7,169,680
4,172,000	2.1250%, 8/15/21	4,413,192
3,739,000	1.6250%, 8/15/22	3,734,909
1,054,000	2.7500%, 8/15/42	1,036,544
Total U.S. Treasury Notes/Bonds (cost $36,191,621)		37,359,613
Money Market — 1.3%
11,912,000	Janus Cash Liquidity Fund LLC, 0% (cost $11,912,000)	11,912,000
Total Investments (total cost $796,308,786) – 100%		$ 937,431,708

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$5,421,100	0.6%
Bermuda	619,128	0.1%
Brazil	4,957,367	0.5%
Canada	17,964,094	1.9%
Cayman Islands	1,332,365	0.2%
Chile	742,301	0.1%
Germany	2,864,015	0.3%
Jersey	8,473,913	0.9%
Mexico	2,255,048	0.2%
Netherlands	17,572,730	1.9%
Switzerland	16,863,369	1.8%
United Kingdom	20,073,418	2.1%
United States††	838,292,860	89.4%
Total	$937,431,708	100.0%

††Includes Cash Equivalents (88.2% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 11/15/12	1,490,000	$2,405,383	$6,927
HSBC Securities (USA), LLC: British Pound 11/8/12	1,700,000	2,744,459	19,172
JP Morgan Chase & Co.: British Pound 10/25/12	1,250,000	2,018,078	(10,965)
RBC Capital Markets Corp.: British Pound 10/18/12	2,370,000	3,826,373	(54,013)
Total		$10,994,293	$(38,879)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Portfolio	Value	Value as a % of Investment Securities
Janus Aspen Balanced Portfolio	$82,988,856	8.9%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$16,065,526	$—

Bank Loan	—	1,261,627	—

Common Stock
Agricultural Chemicals	—	6,257,759	—
Commercial Banks	17,915,267	4,957,367	—
Medical - Drugs	20,274,581	6,866,001	—
All Other	476,409,915	—	—

Corporate Bonds	—	273,727,295	—

Mortgage-Backed Securities	—	63,791,382	—

Preferred Stock	—	633,375	—

U.S. Treasury Notes/Bonds	—	37,359,613	—

Money Market	—	11,912,000	—

Total Investments in Securities	$514,599,763	$422,831,945	$—
Other Financial Instruments(a):	$—	$(38,879)	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Balanced Portfolio	$13,491,000

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.2%
Advertising Agencies — 0.7%
76,025	Omnicom Group, Inc.	$3,919,849
Advertising Sales — 0.8%
123,112	Lamar Advertising Co. - Class A*	4,562,531
Aerospace and Defense — 1.7%
63,788	TransDigm Group, Inc.*	9,049,604
Aerospace and Defense – Equipment — 1.8%
324,506	HEICO Corp. - Class A	9,900,678
Agricultural Chemicals — 2.0%
249,420	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	10,829,816
Airlines — 1.4%
235,403	Ryanair Holdings PLC (ADR)**	7,591,747
Auction House - Art Dealer — 0.7%
197,076	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	3,789,771
Automotive - Truck Parts and Equipment - Original — 0.5%
48,898	WABCO Holdings, Inc.*	2,819,948
Broadcast Services and Programming — 0.7%
69,050	Discovery Communications, Inc. - Class C*	3,869,562
Commercial Services — 1.0%
69,585	CoStar Group, Inc.*	5,673,961
Commercial Services - Finance — 1.3%
173,165	Global Payments, Inc.	7,243,492
Computer Aided Design — 0.7%
48,765	ANSYS, Inc.*	3,579,351
Computers — 0.6%
4,871	Apple, Inc.	3,250,223
Computers - Integrated Systems — 1.1%
156,635	Jack Henry & Associates, Inc.	5,936,466
Consulting Services — 5.0%
249,678	Gartner, Inc.*	11,507,659
321,645	Verisk Analytics, Inc. - Class A*,**	15,313,518
		26,821,177
Containers - Metal and Glass — 0.7%
87,882	Ball Corp.	3,718,287
Decision Support Software — 2.9%
435,975	MSCI, Inc.*	15,603,545
Diagnostic Kits — 0.8%
44,070	IDEXX Laboratories, Inc.*	4,378,355
Distribution/Wholesale — 4.2%
82,537	Fastenal Co.	3,548,265
7,049,720	Li & Fung, Ltd.**	10,928,530
39,305	W.W. Grainger, Inc.	8,189,983
		22,666,778
Electric Products - Miscellaneous — 1.3%
203,388	AMETEK, Inc.	7,210,105
Electronic Components - Miscellaneous — 2.9%
638,200	Flextronics International, Ltd.*	3,829,200
351,875	TE Connectivity, Ltd. (U.S. Shares)	11,967,269
		15,796,469
Electronic Components – Semiconductors — 3.1%
1,316,106	ON Semiconductor Corp.*	8,120,374
256,450	Xilinx, Inc.	8,567,995
		16,688,369
Electronic Connectors — 2.4%
219,220	Amphenol Corp. - Class A	12,907,674
Electronic Design Automation — 0.6%
259,450	Cadence Design Systems, Inc.*	3,337,824
Electronic Forms — 1.2%
195,930	Adobe Systems, Inc.*	6,359,888
Entertainment Software — 0.3%
144,545	Electronic Arts, Inc.*	1,834,276
Finance - Investment Bankers/Brokers — 0.8%
150,038	LPL Financial Holdings, Inc.	4,282,085
Footwear and Related Apparel — 0.8%
100,695	Wolverine World Wide, Inc.	4,467,837
Instruments - Controls — 3.1%
28,010	Mettler-Toledo International, Inc.*	4,782,427
403,797	Sensata Technologies Holding N.V.*,**	12,021,037
		16,803,464
Instruments - Scientific — 1.6%
46,346	Thermo Fisher Scientific, Inc.	2,726,535
68,245	Waters Corp.*	5,686,856
		8,413,391
Insurance Brokers — 1.1%
111,680	Aon PLC	5,839,747
Investment Management and Advisory Services — 1.4%
116,556	T. Rowe Price Group, Inc.	7,377,995
Machinery - General Industrial — 1.9%
91,115	Roper Industries, Inc.	10,012,627
Medical - Biomedical and Genetic — 2.6%
88,230	Celgene Corp.*	6,740,772
213,575	Incyte Corp., Ltd.*	3,855,029
58,616	Vertex Pharmaceuticals, Inc.*	3,279,565
		13,875,366
Medical - Drugs — 1.8%
54,807	Medivation, Inc.*	3,088,922
119,854	Valeant Pharmaceuticals International, Inc. (U.S. Shares)**	6,624,331
		9,713,253
Medical - Generic Drugs — 0.5%
114,010	Impax Laboratories, Inc.*	2,959,700
Medical Information Systems — 1.8%
107,524	athenahealth, Inc.*	9,867,477
Medical Instruments — 3.4%
318,780	St. Jude Medical, Inc.	13,430,201
72,250	Techne Corp.	5,197,665
		18,627,866
Medical Products — 4.5%
126,105	Henry Schein, Inc.*	9,996,343
238,970	Varian Medical Systems, Inc.*	14,414,671
		24,411,014
Metal Processors and Fabricators — 1.5%
48,865	Precision Castparts Corp.	7,981,609
Multimedia — 0.7%
38,080	Factset Research Systems, Inc.	3,671,674
Oil Companies - Exploration and Production — 0.4%
103,760	Ultra Petroleum Corp. (U.S. Shares)*,**	2,280,645
Oil Field Machinery and Equipment — 3.3%
321,355	Dresser-Rand Group, Inc.*	17,709,874
Patient Monitoring Equipment — 1.3%
291,291	Masimo Corp.	7,043,416
Printing - Commercial — 2.0%
321,535	VistaPrint N.V. (U.S. Shares)*,**	10,980,420
Retail - Catalog Shopping — 1.2%
94,045	MSC Industrial Direct Co., Inc. - Class A	6,344,276
Retail - Petroleum Products — 1.2%
189,480	World Fuel Services Corp.	6,747,383
Semiconductor Components/Integrated Circuits — 1.4%
1,420,454	Atmel Corp.*	7,471,588
Semiconductor Equipment — 3.2%
197,045	ASML Holding N.V. (U.S. Shares)**	10,577,375
144,740	KLA-Tencor Corp.	6,904,822
		17,482,197
Telecommunication Equipment - Fiber Optics — 0.4%
179,392	Corning, Inc.	2,359,005
Telecommunication Services — 2.4%
392,514	Amdocs, Ltd. (U.S. Shares)	12,949,037
Transactional Software — 2.5%
305,340	Solera Holdings, Inc.	13,395,266
Transportation - Railroad — 0.7%
46,260	Canadian Pacific Railway, Ltd. (U.S. Shares)**	3,834,491
Transportation - Services — 3.1%
145,855	C.H. Robinson Worldwide, Inc.	8,539,810
227,666	Expeditors International of Washington, Inc.	8,277,936
		16,817,746
Transportation - Truck — 1.3%
148,340	Landstar System, Inc.	7,013,515
Vitamins and Nutrition Products — 0.9%
64,285	Mead Johnson Nutrition Co.	4,710,805
Wireless Equipment — 5.0%
341,229	Crown Castle International Corp.*	21,872,779
103,820	Motorola Solutions, Inc.	5,248,101
		27,120,880
Total Common Stock (cost $363,750,234)		531,905,395
Money Market — 1.8%
9,891,933	Janus Cash Liquidity Fund LLC, 0% (cost $9,891,933)	9,891,933
Total Investments (total cost $373,642,167) – 100%		$541,797,328

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$10,928,530	2.0%
Canada	27,359,054	5.0%
Guernsey	12,949,037	2.4%
Ireland	7,591,747	1.4%
Netherlands	33,578,832	6.2%
Singapore	3,829,200	0.7%
Switzerland	11,967,269	2.2%
United Kingdom	5,839,747	1.1%
United States††	427,753,912	79.0%
Total	$541,797,328	100.0%

††	Includes Cash Equivalents (77.1% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Canadian Dollar 11/15/12	3,450,000	$3,506,716	$6,523
Euro 11/15/12	1,570,000	2,018,270	10,107
		5,524,986	16,630
HSBC Securities (USA), LLC: Euro 11/8/12	2,340,000	3,007,905	25,214
JP Morgan Chase & Co.: Euro 10/25/12	1,655,000	2,127,070	(9,531)
Total		$10,659,961	$32,313

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$-	$7,591,747	$-
All Other	524,313,648	-	-

Money Market	-	9,891,933	-

Total Investments in Securities	$524,313,648	$17,483,680	$-
Other Financial Instruments(a):	$-	$32,313	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Enterprise Portfolio	$87,075,764

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.7%
$610,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$610,551
3,871,000	Arkle Master Issuer PLC 2.1659%, 5/17/60 (144A),‡	3,987,060
2,439,142	Banc of America Large Loan, Inc. 1.9710%, 11/15/15 (144A)	2,436,344
227,000	Banc of America Large Loan, Inc. 1.3208%, 8/15/29 (144A),‡	214,083
1,019,000	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	1,026,006
650,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	753,904
433,000	Fontainebleau Miami Beach Trust 2.8870%, 5/5/27 (144A),‡	449,108
577,000	FREMF Mortgage Trust 4.7270%, 1/25/21 (144A),‡	620,872
368,000	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A),‡	411,039
661,000	FREMF Mortgage Trust 5.0995%, 7/25/21 (144A),‡	726,356
371,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A),‡	397,746
2,198,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A),‡	2,374,068
584,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0613%, 4/15/45‡	673,552
1,043,906	Saecure B.V. 1.9798%, 7/30/92 (144A),‡	1,065,354
566,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	581,758
600,000	Silverstone Master Issuer PLC 2.0031%, 1/21/55 (144A),‡	618,064
939,000	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24 (144A)	969,562
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $17,074,508)		17,915,427
Bank Loan — 0.2%
Electric - Generation — 0.2%
830,355	AES Corp. 4.2500%, 6/1/18 ‡ (cost $826,911)	834,158
Corporate Bonds — 58.4%
Advertising Services — 0.2%
522,000	WPP Finance 2010 4.7500%, 11/21/21	571,886
443,000	WPP Finance 2010 3.6250%, 9/7/22	446,231
		1,018,117
Aerospace and Defense – Equipment — 1.0%
1,143,000	Exelis, Inc. 4.2500%, 10/1/16	1,193,689
492,000	Exelis, Inc. 5.5500%, 10/1/21	536,056
1,048,000	United Technologies Corp. 1.8000%, 6/1/17	1,086,959
1,911,000	United Technologies Corp. 3.1000%, 6/1/22	2,036,408
		4,853,112
Agricultural Chemicals — 0.7%
1,832,000	CF Industries, Inc. 6.8750%, 5/1/18	2,228,170
1,091,000	CF Industries, Inc. 7.1250%, 5/1/20	1,369,205
		3,597,375
Airlines — 0.3%
337,000	Southwest Airlines Co. 5.2500%, 10/1/14	361,809
927,000	Southwest Airlines Co. 5.1250%, 3/1/17	1,037,805
		1,399,614
Beverages - Wine and Spirits — 0.4%
790,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	939,894
775,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	854,402
		1,794,296
Brewery — 1.5%
2,859,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 7/15/22	2,899,495
1,246,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	1,303,267
2,952,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	3,205,686
		7,408,448
Broadcast Services and Programming — 0.3%
1,500,000	A&E Communications - Private Placement 3.6300%, 8/22/22	1,521,788
Building - Residential and Commercial — 0.3%
595,000	D.R. Horton, Inc. 4.7500%, 5/15/17	633,675
438,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	466,619
417,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	463,211
		1,563,505
Building Products - Cement and Aggregate — 0.2%
1,053,000	Hanson, Ltd. 6.1250%, 8/15/16	1,137,240
Cable/Satellite Television — 0.5%
2,359,000	Comcast Corp. 3.1250%, 7/15/22	2,447,293
Casino Hotels — 0.2%
663,000	MGM Resorts International 9.0000%, 3/15/20	740,074
Chemicals - Diversified — 0.3%
1,583,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	1,681,938
Chemicals - Specialty — 0.7%
1,868,000	Ecolab, Inc. 3.0000%, 12/8/16	2,008,483
1,215,000	Ecolab, Inc. 4.3500%, 12/8/21	1,378,382
		3,386,865
Coatings and Paint Products — 0.6%
907,000	RPM International, Inc. 6.1250%, 10/15/19	1,050,797
1,893,000	Valspar Corp. 4.2000%, 1/15/22	2,057,973
		3,108,770
Commercial Banks — 3.4%
905,000	American Express Bank FSB 5.5000%, 4/16/13	929,659
939,000	Banco Santander Chile 3.8750%, 9/20/22 (144A)	941,920
1,340,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	1,396,950
1,921,000	CIT Group, Inc. 4.2500%, 8/15/17	1,993,648
3,312,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	3,585,240
1,540,000	CIT Group, Inc. 5.0000%, 8/15/22	1,602,224
1,086,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	1,170,521
1,478,000	SVB Financial Group 5.3750%, 9/15/20	1,681,259
2,016,000	Zions Bancorp 7.7500%, 9/23/14	2,206,564
946,000	Zions Bancorp 4.5000%, 3/27/17	976,522
		16,484,507
Computers - Memory Devices — 0.2%
960,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	1,053,600
Consulting Services — 1.4%
927,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	1,001,711
3,691,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	4,144,480
1,657,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	1,683,755
		6,829,946
Containers - Metal and Glass — 0.1%
305,000	Ball Corp. 7.1250%, 9/1/16	330,163
Containers - Paper and Plastic — 0.8%
579,000	Packaging Corp. of America 3.9000%, 6/15/22	597,639
382,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	402,938
2,061,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	2,232,626
552,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	560,920
		3,794,123
Data Processing and Management — 0.3%
987,000	Fiserv, Inc. 3.1250%, 10/1/15	1,029,128
370,000	Fiserv, Inc. 3.1250%, 6/15/16	389,069
		1,418,197
Diversified Banking Institutions — 3.3%
485,000	Bank of America Corp. 4.5000%, 4/1/15	519,530
1,115,000	Bank of America Corp. 3.6250%, 3/17/16	1,175,886
1,100,000	Bank of America Corp. 3.7500%, 7/12/16	1,167,077
1,559,000	Bank of America Corp. 8.0000%, 7/30/99‡	1,697,657
639,000	Citigroup, Inc. 5.0000%, 9/15/14	673,966
544,000	Citigroup, Inc. 4.8750%, 5/7/15	578,535
3,398,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	3,584,516
3,327,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	3,690,475
928,000	Morgan Stanley 4.0000%, 7/24/15	965,292
1,599,000	Morgan Stanley 3.4500%, 11/2/15	1,638,582
585,000	Morgan Stanley 4.7500%, 3/22/17	627,214
		16,318,730
Diversified Financial Services — 1.8%
353,000	General Electric Capital Corp. 4.8000%, 5/1/13	361,960
496,000	General Electric Capital Corp. 5.9000%, 5/13/14	536,492
970,000	General Electric Capital Corp. 5.5000%, 1/8/20	1,147,525
1,380,000	General Electric Capital Corp. 5.8750%, 1/14/38	1,644,492
127,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	134,010
1,400,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,477,742
3,100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	3,454,702
		8,756,923
Diversified Minerals — 0.2%
1,022,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	1,016,890
2,000	Teck Resources, Ltd. 10.7500%, 5/15/19	2,410
		1,019,300
Diversified Operations — 0.4%
710,000	GE Capital Trust I 6.3750%, 11/15/67‡	749,938
1,379,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	1,379,000
		2,128,938
Electric - Generation — 0.1%
235,000	AES Corp. 7.7500%, 10/15/15	265,550
Electric - Integrated — 1.6%
687,000	Calpine Construction Finance Co. L.P. / CCFC Finance Corp. 8.0000%, 6/1/16 (144A)	738,525
1,213,000	CMS Energy Corp. 4.2500%, 9/30/15	1,284,325
903,000	CMS Energy Corp. 5.0500%, 2/15/18	1,014,953
861,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	954,833
589,000	Monongahela Power Co., Inc 6.7000%, 6/15/14	640,828
1,545,000	PPL Energy Supply LLC 4.6000%, 12/15/21	1,660,376
782,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	823,019
594,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	662,517
		7,779,376
Electronic Components – Semiconductors — 0.8%
3,923,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	3,977,530
Electronic Connectors — 0.7%
1,418,000	Amphenol Corp. 4.7500%, 11/15/14	1,521,644
1,648,000	Amphenol Corp. 4.0000%, 2/1/22	1,739,570
		3,261,214
Electronic Measuring Instruments — 0.3%
1,255,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,294,526
Electronics - Military — 0.1%
703,000	L-3 Communications Corp. 6.3750%, 10/15/15	711,085
Engineering - Research and Development Services — 0.5%
1,121,000	URS Corp. 3.8500%, 4/1/17 (144A)	1,128,734
1,077,000	URS Corp. 5.0000%, 4/1/22 (144A)	1,106,170
		2,234,904
Finance - Auto Loans — 2.4%
3,273,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	3,420,596
960,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	977,176
938,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	1,088,001
1,020,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	1,113,558
4,354,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	4,925,941
		11,525,272
Finance - Consumer Loans — 0.2%
1,098,000	SLM Corp. 6.2500%, 1/25/16	1,191,330
Finance - Credit Card — 0.5%
1,242,000	American Express Co. 6.8000%, 9/1/66‡	1,328,940
919,000	American Express Credit Corp. 1.7500%, 6/12/15	940,019
		2,268,959
Finance - Investment Bankers/Brokers — 1.6%
929,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	1,050,532
1,365,000	Lazard Group LLC 7.1250%, 5/15/15	1,505,333
213,000	Lazard Group LLC 6.8500%, 6/15/17	240,393
3,807,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	4,192,755
520,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	611,024
		7,600,037
Finance - Mortgage Loan Banker — 0.4%
1,733,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	1,947,372
Food - Meat Products — 1.1%
3,245,000	Tyson Foods, Inc. 6.8500%, 4/1/16	3,723,637
1,390,000	Tyson Foods, Inc. 4.5000%, 6/15/22	1,456,025
		5,179,662
Food - Miscellaneous/Diversified — 2.7%
731,000	ARAMARK Corp. 8.5000%, 2/1/15	748,369
193,000	Dole Food Co., Inc. 13.8750%, 3/15/14	217,125
4,599,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	4,734,689
3,488,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	3,685,389
3,236,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	3,610,007
		12,995,579
Gas - Transportation — 0%
170,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	189,990
Hotels and Motels — 0.6%
633,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	693,082
204,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	242,036
463,000	Marriott International, Inc. 3.0000%, 3/1/19	474,893
177,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	200,239
232,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	277,819
950,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	1,161,363
		3,049,432
Instruments - Scientific — 0.4%
1,777,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	1,834,328
Investment Management and Advisory Services — 0.7%
1,296,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	1,428,840
684,000	FMR LLC 6.4500%, 11/15/39 (144A)	819,255
730,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	777,450
514,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	549,980
		3,575,525
Life and Health Insurance — 0.6%
2,999,000	Primerica, Inc. 4.7500%, 7/15/22	3,180,898
Linen Supply & Related Items — 0.2%
527,000	Cintas Corp. No. 2 2.8500%, 6/1/16	551,056
562,000	Cintas Corp. No. 2 4.3000%, 6/1/21	618,829
		1,169,885
Medical - Biomedical and Genetic — 0.1%
590,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	646,050
Medical - Generic Drugs — 1.3%
2,262,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	2,287,809
2,902,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	2,933,661
919,000	Watson Pharmaceuticals, Inc. 4.6250%, 10/1/42	936,737
		6,158,207
Medical - HMO — 0.2%
735,000	WellPoint, Inc. 3.3000%, 1/15/23	743,402
Medical Instruments — 0.1%
558,000	Boston Scientific Corp. 4.5000%, 1/15/15	596,624
Medical Labs and Testing Services — 0.4%
1,650,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	1,726,577
Metal Processors and Fabricators — 0%
204,000	Timken Co. 6.0000%, 9/15/14	219,975
Multi-Line Insurance — 1.4%
1,684,000	American International Group, Inc. 4.2500%, 9/15/14	1,778,334
490,000	American International Group, Inc. 5.6000%, 10/18/16	558,243
935,000	American International Group, Inc. 5.4500%, 5/18/17	1,066,054
651,000	American International Group, Inc. 6.4000%, 12/15/20	792,978
388,000	American International Group, Inc. 4.8750%, 6/1/22	437,259
508,000	American International Group, Inc. 6.2500%, 3/15/37	513,080
1,532,000	American International Group, Inc. 8.1750%, 5/15/58‡	1,874,785
		7,020,733
Oil - Field Services — 0.4%
1,002,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	1,083,474
652,000	Weatherford International, Ltd. 4.5000%, 4/15/22	681,878
		1,765,352
Oil and Gas Drilling — 0.7%
2,136,000	Nabors Industries, Inc. 5.0000%, 9/15/20	2,350,879
771,000	Rowan Cos., Inc. 5.0000%, 9/1/17	850,465
		3,201,344
Oil Companies - Exploration and Production — 2.6%
1,962,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	2,430,804
352,000	Apache Corp. 3.2500%, 4/15/22	378,381
810,000	Apache Corp. 4.7500%, 4/15/43	925,544
2,350,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	2,455,750
735,000	EOG Resources, Inc. 2.6250%, 3/15/23	742,922
700,000	Forest Oil Corp. 8.5000%, 2/15/14	757,750
953,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	1,036,387
194,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	220,400
1,064,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	1,198,330
384,000	Pioneer Natural Resources Co. 3.9500%, 7/15/22	407,914
1,565,000	QEP Resources, Inc. 5.2500%, 5/1/23	1,600,212
457,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	490,133
		12,644,527
Oil Companies - Integrated — 2.1%
3,177,000	Phillips 66 2.9500%, 5/1/17 (144A)	3,360,935
1,015,000	Phillips 66 4.3000%, 4/1/22 (144A)	1,111,279
715,000	Phillips 66 5.8750%, 5/1/42 (144A)	848,977
4,886,000	Shell International Finance B.V. 2.3750%, 8/21/22	4,932,432
		10,253,623
Oil Refining and Marketing — 0.2%
687,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	820,310
Pharmacy Services — 2.1%
972,000	Express Scripts Holding Co. 3.1250%, 5/15/16	1,036,526
4,613,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	4,833,977
1,367,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	1,581,682
2,111,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	2,299,831
423,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	466,276
		10,218,292
Pipelines — 4.1%
473,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	553,944
979,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	1,005,534
2,045,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	2,149,839
174,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	206,422
747,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	822,710
339,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	372,162
721,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	775,371
561,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	622,319
417	Kern River Funding Corp. 4.8930%, 4/30/18‡,§	456
1,348,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	1,387,870
1,793,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	1,935,517
1,406,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	1,536,021
1,290,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	1,401,603
750,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	809,822
687,000	TC Pipelines L.P. 4.6500%, 6/15/21	726,467
3,603,000	Western Gas Partners L.P. 5.3750%, 6/1/21	4,095,170
1,424,000	Western Gas Partners L.P. 4.0000%, 7/1/22	1,484,691
		19,885,918
Publishing - Newspapers — 0%
155,000	Gannett Co., Inc. 6.3750%, 9/1/15	169,338
Publishing - Periodicals — 0.3%
1,478,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	1,547,197
Real Estate Management/Services — 0.1%
532,000	CBRE Services, Inc. 6.6250%, 10/15/20	581,210
Real Estate Operating/Development — 0.2%
981,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	1,076,886
REIT - Diversified — 0.7%
946,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,034,614
2,238,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	2,456,596
		3,491,210
REIT - Health Care — 0.3%
539,000	Senior Housing Properties Trust 6.7500%, 4/15/20	605,248
749,000	Senior Housing Properties Trust 6.7500%, 12/15/21	842,904
		1,448,152
REIT - Hotels — 0.2%
1,159,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	1,190,873
REIT - Office Property — 1.1%
1,966,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	2,097,665
348,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	379,227
1,670,000	SL Green Realty Corp. / Reckson Operating Partnership 7.7500%, 3/15/20	1,994,284
958,000	SL Green Realty Corp. / Reckson Operating Partnership 5.0000%, 8/15/18	1,026,966
		5,498,142
REIT - Regional Malls — 1.3%
3,837,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	3,913,740
2,209,000	Rouse Co. LLC 6.7500%, 11/9/15	2,330,495
		6,244,235
REIT - Shopping Centers — 0.1%
373,000	DDR Corp. 4.7500%, 4/15/18	413,835
Retail - Regional Department Stores — 0.4%
989,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	1,154,645
381,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	410,741
492,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	580,490
		2,145,876
Retail - Restaurants — 0.2%
981,000	Brinker International, Inc. 5.7500%, 6/1/14	1,047,617
Rubber - Tires — 0.1%
376,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	384,084
Steel - Producers — 0.3%
1,226,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	1,244,390
Super-Regional Banks — 0.2%
927,000	U.S. Bancorp 2.9500%, 7/15/22	935,819
Telecommunication Services — 0.6%
1,627,000	Qwest Corp. 6.7500%, 12/1/21	1,955,205
989,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	1,016,550
		2,971,755
Telephone - Integrated — 0.7%
3,245,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	3,443,919
Transportation - Railroad — 0.6%
575,043	CSX Transportation, Inc. 8.3750%, 10/15/14	648,211
1,458,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	1,625,670
501,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	567,382
		2,841,263
Transportation - Services — 0%
205,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	208,011
Transportation - Truck — 0.3%
1,477,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	1,523,816
Trucking and Leasing — 0.4%
1,816,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	1,817,175
Total Corporate Bonds (cost $267,750,471)		285,151,053
Mortgage-Backed Securities — 20.7%
Fannie Mae:
297,773	5.0000%, 2/1/23	324,693
548,413	5.5000%, 1/1/25	598,590
2,200,371	5.5000%, 8/1/25	2,405,821
317,871	5.5000%, 1/1/33	354,842
905,596	5.0000%, 9/1/33	1,031,894
236,430	5.0000%, 11/1/33	259,836
449,608	5.0000%, 12/1/33	494,117
250,771	5.0000%, 2/1/34	275,597
1,059,746	5.5000%, 4/1/34	1,176,046
1,704,114	5.5000%, 9/1/34	1,881,543
519,168	5.5000%, 5/1/35	572,573
3,897,380	5.5000%, 7/1/35	4,303,169
835,619	5.0000%, 10/1/35	911,255
1,978,457	6.0000%, 10/1/35	2,203,683
1,691,839	6.0000%, 12/1/35	1,913,437
854,334	5.5000%, 1/1/36	942,218
3,046,506	5.5000%, 4/1/36	3,359,895
1,784,336	5.5000%, 7/1/36	1,970,118
510,905	6.0000%, 2/1/37	579,045
581,454	6.0000%, 3/1/37	647,647
2,255,869	5.5000%, 5/1/37	2,518,239
461,592	6.0000%, 5/1/37	510,893
461,292	5.5000%, 7/1/37	505,861
387,520	5.5000%, 3/1/38	432,591
547,342	6.0000%, 11/1/38	605,802
1,220,914	6.0000%, 11/1/38	1,361,658
884,362	5.0000%, 5/1/39	997,750
2,454,562	6.0000%, 10/1/39	2,758,916
681,763	5.0000%, 6/1/40	762,357
3,225,028	6.0000%, 7/1/40	3,638,019
357,393	4.5000%, 10/1/40	402,143
339,308	4.0000%, 12/1/40	373,989
343,577	5.0000%, 3/1/41	384,193
957,408	4.5000%, 4/1/41	1,065,020
664,747	5.0000%, 4/1/41	754,340
861,510	5.0000%, 4/1/41	981,390
1,088,338	4.5000%, 10/1/41	1,211,006
731,073	5.0000%, 10/1/41	829,605
Freddie Mac:
447,298	5.0000%, 1/1/19	484,010
363,090	5.0000%, 2/1/19	392,891
490,521	5.5000%, 8/1/19	531,440
1,820,647	5.5000%, 12/1/27	2,014,390
2,188,299	5.0000%, 1/1/36	2,444,447
1,256,076	5.5000%, 10/1/36	1,406,917
786,538	5.0000%, 11/1/36	856,238
943,519	6.0000%, 1/1/38	1,038,693
306,025	5.5000%, 5/1/38	337,706
864,881	5.5000%, 1/1/39	950,095
2,217,235	5.0000%, 5/1/39	2,448,293
809,403	5.5000%, 10/1/39	893,198
802,753	4.5000%, 1/1/41	898,151
968,126	4.5000%, 5/1/41	1,072,286
1,700,199	5.0000%, 5/1/41	1,928,967
306,672	4.5000%, 9/1/41	336,774
Ginnie Mae:
821,397	4.0000%, 8/15/24	892,041
739,738	6.0000%, 11/20/34	842,740
3,230,906	5.5000%, 3/20/35	3,625,628
436,954	5.5000%, 9/15/35	499,240
879,104	5.5000%, 3/15/36	983,640
1,055,206	5.5000%, 3/20/36	1,182,143
1,291,131	5.5000%, 5/20/36	1,448,870
599,927	5.0000%, 4/15/39	664,914
1,252,773	5.0000%, 9/15/39	1,399,019
2,580,750	5.0000%, 9/15/39	2,881,995
725,533	5.0000%, 10/15/39	811,564
1,083,034	5.0000%, 10/15/39	1,198,323
1,269,431	5.0000%, 11/15/39	1,417,584
368,363	5.0000%, 1/15/40	408,580
268,009	5.0000%, 4/15/40	297,242
443,074	5.0000%, 4/15/40	497,440
464,736	5.0000%, 5/15/40	521,760
657,691	5.0000%, 5/20/40	732,924
435,895	5.0000%, 7/15/40	483,462
1,182,908	5.0000%, 7/15/40	1,320,757
1,201,647	5.0000%, 2/15/41	1,345,083
1,291,606	5.5000%, 4/20/41	1,440,523
1,197,584	4.5000%, 5/15/41	1,323,399
512,077	5.0000%, 5/15/41	571,033
281,485	5.0000%, 6/20/41	313,070
1,074,098	5.0000%, 6/20/41	1,194,622
302,949	4.5000%, 7/15/41	335,685
474,845	5.5000%, 9/20/41	529,592
2,351,470	5.0000%, 10/20/41	2,615,328
1,448,884	5.5000%, 1/20/42	1,617,746
1,190,174	6.0000%, 4/20/42	1,345,481
494,579	3.5000%, 5/20/42	544,213
1,506,694	6.0000%, 5/20/42	1,703,304
Total Mortgage-Backed Securities (cost $100,280,095)		101,323,232
U.S. Treasury Notes/Bonds — 15.8%
U.S. Treasury Notes/Bonds:
2,473,000	1.0000%, 7/15/13	2,488,938
12,070,000	0.2500%, 3/31/14	12,073,766
799,000	0.2500%, 4/30/14	799,218
5,412,000	0.2500%, 5/31/14	5,413,689
9,689,000	0.2500%, 8/31/14	9,690,889
1,000,000	0.2500%, 1/15/15	999,688
3,064,000	2.1250%, 5/31/15	3,212,172
509,000	0.3750%, 6/15/15	510,073
667,000	1.0000%, 8/31/16	681,174
1,003,000	1.0000%, 9/30/16	1,024,314
715,000	1.0000%, 10/31/16	730,026
103,000	0.8750%, 11/30/16	104,666
9,668,000	0.8750%, 1/31/17	9,816,036
1,557,000	0.8750%, 2/28/17	1,580,964
2,378,000	0.7500%, 6/30/17	2,396,020
1,508,000	2.3750%, 5/31/18	1,641,953
334,000	1.7500%, 10/31/18	351,953
3,986,000	3.1250%, 5/15/21**	4,556,496
9,727,000	2.1250%, 8/15/21	10,289,337
2,398,000	2.0000%, 11/15/21	2,503,474
626,000	2.0000%, 2/15/22	651,089
1,620,000	1.7500%, 5/15/22	1,642,780
2,831,000	1.6250%, 8/15/22	2,827,903
1,326,000	2.7500%, 8/15/42	1,304,039
Total U.S. Treasury Notes/Bonds (cost $75,629,790)		77,290,657
Money Market — 1.2%
5,870,093	Janus Cash Liquidity Fund LLC, 0%, (cost $5,870,093)	5,870,093
Total Investments (total cost $467,431,868) – 100%		$488,384,620

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$4,716,111	1.0%
Bermuda	681,878	0.1%
Canada	1,937,927	0.4%
Cayman Islands	1,053,600	0.2%
Chile	941,920	0.2%
France	1,794,296	0.4%
Jersey	1,547,197	0.3%
Luxembourg	1,379,000	0.3%
Mexico	2,193,052	0.4%
Netherlands	6,614,370	1.4%
South Korea	1,083,474	0.2%
United Kingdom	5,588,265	1.1%
United States††	458,853,530	94.0%
Total	$488,384,620	100.0%

††	Includes Cash Equivalents (93.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Corporation

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio

Kern River Funding Corp. 4.8930%, 4/30/18	4/28/2003	$ 413	$ 456	0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2012. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2012 is indicated in the table below:

Portfolio	Value	Value as a % of Total Investments
Janus Aspen Flexible Bond Portfolio	$89,249,922	18.3%

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$--	$17,915,427	$--

Bank Loan	--	834,158	--

Corporate Bonds	--	285,151,053	--

Mortgage-Backed Securities	--	101,323,232	--

U.S. Treasury Notes/Bonds	--	77,290,657	--

Money Market	--	5,870,093	--

Total Investments in Securities	$--	$488,384,620	$--

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Flexible Bond Portfolio	$1,714,688

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 94.1%
Apparel Manufacturers — 0.9%
1,281,700	Prada SpA	$9,570,847
Applications Software — 3.6%
1,246,165	Microsoft Corp.	37,110,794
Athletic Footwear — 1.4%
154,705	NIKE, Inc. - Class B	14,683,051
Beverages - Wine and Spirits — 1.1%
97,677	Pernod-Ricard S.A.	10,957,867
Brewery — 0%
339,003	Anheuser-Busch InBev N.V. - VVPR Strip*	436
Casino Hotels — 1.6%
1,553,490	MGM Resorts International*	16,700,017
Commercial Services — 1.9%
568,670	Iron Mountain, Inc.	19,397,334
Commercial Services - Finance — 1.1%
24,590	MasterCard, Inc. - Class A	11,101,893
Computers — 12.6%
194,445	Apple, Inc.	129,745,371
Computers - Memory Devices — 3.9%
1,470,455	EMC Corp.*	40,099,308
E-Commerce/Products — 8.8%
38,755	Amazon.com, Inc.*	9,856,172
1,680,144	eBay, Inc.*	81,335,771
		91,191,943
Electronic Components - Miscellaneous — 2.2%
657,225	TE Connectivity, Ltd. (U.S. Shares)	22,352,222
Electronic Connectors — 1.2%
208,518	Amphenol Corp. - Class A	12,277,540
Enterprise Software/Services — 2.8%
926,352	Oracle Corp.	29,170,824
Industrial Automation and Robotics — 4.1%
264,100	FANUC Corp.	42,583,671
Life and Health Insurance — 3.9%
4,549,400	AIA Group, Ltd.	16,956,545
1,795,692	Prudential PLC	23,238,026
		40,194,571
Medical - Biomedical and Genetic — 9.1%
872,328	Celgene Corp.*	66,645,859
161,311	Gilead Sciences, Inc.*	10,699,758
297,127	Vertex Pharmaceuticals, Inc.*	16,624,256
		93,969,873
Medical Instruments — 2.3%
46,760	Intuitive Surgical, Inc.*	23,175,659
Metal - Diversified — 1.4%
1,714,117	Turquoise Hill Resources, Ltd. (U.S. Shares)*	14,535,712
Metal Processors and Fabricators — 2.3%
144,110	Precision Castparts Corp.	23,538,927
Multimedia — 5.9%
2,468,710	News Corp. - Class A	60,557,456
Pharmacy Services — 6.4%
1,056,734	Express Scripts Holding Co.*	66,225,520
Retail - Apparel and Shoe — 4.7%
987,750	Limited Brands, Inc.	48,656,565
Retail - Jewelry — 2.2%
385,356	Cie Financiere Richemont S.A.	23,116,442
Transportation - Services — 4.8%
294,140	C.H. Robinson Worldwide, Inc.	17,221,897
453,330	United Parcel Service, Inc. - Class B	32,444,828
		49,666,725
Wireless Equipment — 3.9%
631,565	Crown Castle International Corp.*	40,483,316
Total Common Stock (cost $625,552,119)		971,063,884
Money Market — 5.9%
60,972,103	Janus Cash Liquidity Fund LLC, 0% (cost $60,972,103)	60,972,103
Total Investments (total cost $686,524,222) – 100%		$1,032,035,987

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Belgium	$436	0.0%
Canada	14,535,712	1.4%
France	10,957,867	1.1%
Hong Kong	16,956,545	1.6%
Italy	9,570,847	0.9%
Japan	42,583,671	4.1%
Switzerland	45,468,664	4.4%
United Kingdom	23,238,026	2.3%
United States††	868,724,219	84.2%
Total	$1,032,035,987	100.0%

††	Includes Cash Equivalents (78.3% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Common Stock	$--	$971,063,884	$--

Money Market	--	60,972,103	--

Total Investments in Securities	$--	$1,032,035,987	$--

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 98.5%
Applications Software — 7.9%
29,525	Intuit, Inc.	$1,738,432
156,738	Microsoft Corp.**	4,667,658
23,980	Parametric Technology Corp.*	522,764
38,895	RealPage, Inc.*	879,027
7,095	Red Hat, Inc.*	403,989
5,830	Salesforce.com, Inc.*	890,183
		9,102,053
Cable/Satellite Television — 1.0%
11,710	Time Warner Cable, Inc.	1,113,153
Commercial Services — 1.2%
22,640	Iron Mountain, Inc.	772,250
76,296	Live Nation Entertainment, Inc.*	656,909
		1,429,159
Commercial Services - Finance — 2.1%
5,347	MasterCard, Inc. - Class A	2,414,064
Computer Aided Design — 3.4%
32,381	ANSYS, Inc.*	2,376,766
47,133	Autodesk, Inc.*	1,572,828
		3,949,594
Computer Services — 0.9%
14,975	Cognizant Technology Solutions Corp. - Class A*	1,047,052
Computer Software — 2.0%
37,990	Blackbaud, Inc.	908,721
30,462	Cornerstone OnDemand, Inc.*	933,965
16,335	SS&C Technologies Holdings, Inc.*	411,805
		2,254,491
Computers — 9.0%
15,534	Apple, Inc.	10,365,217
Computers - Integrated Systems — 1.1%
33,915	Jack Henry & Associates, Inc.	1,285,378
Computers - Memory Devices — 1.6%
33,995	EMC Corp.*	927,043
27,610	NetApp, Inc.*	907,817
		1,834,860
Consulting Services — 2.9%
38,696	Gartner, Inc.*	1,783,499
17,630	Verisk Analytics, Inc. - Class A*	839,364
17,430	Zillow, Inc. - Class A*	735,197
		3,358,060
Decision Support Software — 0.5%
17,255	MSCI, Inc.*	617,556
E-Commerce/Products — 6.1%
10,662	Amazon.com, Inc.*	2,711,560
65,675	eBay, Inc.*,**	3,179,327
9,115	MercadoLibre, Inc.	752,443
5,915	Netflix, Inc.*	322,012
		6,965,342
E-Commerce/Services — 1.8%
38,754	Ctrip.com International, Ltd. (ADR)*	654,167
16,165	OpenTable, Inc.*	672,464
1,130	priceline.com, Inc.*	699,165
		2,025,796
Electronic Components - Miscellaneous — 2.9%
96,897	TE Connectivity, Ltd. (U.S. Shares)	3,295,467
Electronic Components – Semiconductors — 5.2%
85,801	ARM Holdings PLC**	796,570
26,497	Ceva, Inc.*	381,027
42,324	International Rectifier Corp.*	706,388
23,965	Microchip Technology, Inc.	784,614
274,817	ON Semiconductor Corp.*	1,695,621
48,172	Xilinx, Inc.	1,609,426
		5,973,646
Electronic Connectors — 2.9%
57,022	Amphenol Corp. - Class A	3,357,455
Electronic Design Automation — 1.2%
103,651	Cadence Design Systems, Inc.*	1,333,470
Electronic Measuring Instruments — 0.6%
13,500	Agilent Technologies, Inc.	519,075
9,021	National Instruments Corp.	227,059
		746,134
Electronic Parts Distributors — 0.9%
492,000	WPG Holdings, Ltd.	655,216
273,975	WT Microelectronics Co., Ltd.	343,814
		999,030
Electronics - Military — 1.0%
46,365	Ultra Electronics Holdings PLC**	1,154,353
Enterprise Software/Services — 7.9%
23,194	Aveva Group PLC**	736,621
54,245	Informatica Corp.*	1,888,268
3,215	Microstrategy, Inc. - Class A*	431,035
167,659	Oracle Corp.	5,279,582
39,036	PROS Holdings, Inc.*	744,416
		9,079,922
Entertainment Software — 0.7%
62,400	Nexon Co., Ltd.**	858,180
Finance - Credit Card — 1.3%
25,453	American Express Co.	1,447,258
Industrial Automation and Robotics — 2.0%
14,149	FANUC Corp.**	2,281,395
Instruments - Controls — 0.9%
35,861	Sensata Technologies Holding N.V.*	1,067,582
Internet Applications Software — 1.4%
28,700	Tencent Holdings, Ltd.	977,913
204,606	Zynga, Inc. - Class A*	581,081
		1,558,994
Internet Content - Entertainment — 0.8%
52,793	Youku Tudou, Inc. (ADR)*	970,863
Internet Content - Information/News — 1.5%
7,608	LinkedIn Corp. - Class A*	916,003
28,407	Yelp, Inc.*	768,410
		1,684,413
Internet Gambling — 0.9%
640,557	Bwin.Party Digital Entertainment PLC**	1,074,576
Media — 0.4%
25,540	Workday, Inc. - Private Placement∞,§	482,706
Medical Information Systems — 1.5%
18,815	athenahealth, Inc.*	1,726,653
Multimedia — 2.1%
61,755	News Corp. - Class A	1,514,850
18,150	Walt Disney Co.	948,882
		2,463,732
Networking Products — 1.8%
109,820	Cisco Systems, Inc.	2,096,464
Printing - Commercial — 0.8%
25,995	VistaPrint N.V. (U.S. Shares)*	887,729
Semiconductor Components/Integrated Circuits — 3.8%
383,663	Atmel Corp.*	2,018,068
786,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,410,203
		4,428,271
Semiconductor Equipment — 2.1%
32,661	ASML Holding N.V.	1,745,372
13,476	KLA-Tencor Corp.	642,873
		2,388,245
Software Tools — 1.5%
17,675	VMware, Inc. - Class A*	1,709,879
Telecommunication Services — 2.9%
80,725	Amdocs, Ltd. (U.S. Shares)**	2,663,118
1,381,500	Tower Bersama Infrastructure Tbk PT	642,726
		3,305,844
Television — 0.9%
29,787	CBS Corp. - Class B	1,082,162
Toys — 1.2%
10,632	Nintendo Co., Ltd.**	1,347,737
Transactional Software — 1.2%
31,710	Solera Holdings, Inc.	1,391,118
Wireless Equipment — 4.7%
28,734	Crown Castle International Corp.*	1,841,849
17,905	SBA Communications Corp. - Class A*	1,126,225
271,002	Telefonaktiebolaget L.M. Ericsson - Class B	2,470,070
		5,438,144
Total Common Stock (cost $95,203,117)		113,393,197
Money Market — 1.5%
1,752,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,752,000)	1,752,000
Total Investments (total cost $96,955,117) – 100%		$115,145,197

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Cayman Islands	$2,602,943	2.3%
Gibraltar	1,074,576	0.9%
Guernsey	2,663,118	2.3%
Indonesia	642,726	0.6%
Japan	4,487,312	3.9%
Netherlands	3,700,683	3.2%
Sweden	2,470,070	2.1%
Switzerland	3,295,467	2.9%
Taiwan	3,409,233	3.0%
United Kingdom	2,687,544	2.3%
United States††	88,111,525	76.5%
Total	$115,145,197	100.0%

††	Includes Cash Equivalents (75.0% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 11/15/12	218,000	$351,928	$1,013
Japanese Yen 11/15/12	69,200,000	887,310	2,402
		1,239,238	3,415
HSBC Securities (USA), LLC:
British Pound 11/8/12	110,000	177,583	1,241
Japanese Yen 11/8/12	63,600,000	815,457	(2,017)
		993,040	(776)
JP Morgan Chase & Co.:
British Pound 10/25/12	240,000	387,471	(2,936)
Japanese Yen 10/25/12	62,300,000	798,691	(771)
		1,186,162	(3,707)
RBC Capital Markets Corp.: Japanese Yen 10/18/12	79,000,000	1,012,718	(4,859)
Total		$4,431,158	$(5,927)

Schedule of Written Option – Put	Value
Microsoft Corp. expires January 2013 705 contracts exercise price $25.00 (premiums received $123,798)	$(21,159)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on n American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of September 30, 2012)

	Value	Value as a % of Investment Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	$482,706	0.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Aspen Global Technology Portfolio Workday, Inc. - Private Placement	10/13/11	$338,660	$482,706	0.4%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2012. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
E-Commerce/Services	$1,371,629	$654,167	$-
Internet Content - Entertainment	-	970,863	-
Media	-	-	482,706
All Other	109,913,832	-	-

Money Market	-	1,752,000	-

Total Investments in Securities	$111,285,461	$3,377,030	$482,706
Other Financial Instruments(a):	$-	$(27,086)	$-
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Global Technology Portfolio	$14,449,450

Janus Aspen INTECH U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.1%
Aerospace and Defense — 0.2%
100	Lockheed Martin Corp.	$ 9,338
Agricultural Operations — 0.1%
100	Archer-Daniels-Midland Co.	2,718
Airlines — 0%
200	Southwest Airlines Co.	1,754
Applications Software — 0.2%
300	Microsoft Corp.	8,934
Athletic Footwear — 0.2%
100	NIKE, Inc. - Class B	9,491
Beverages - Non-Alcoholic — 2.3%
700	Coca-Cola Co.	26,551
200	Dr. Pepper Snapple Group, Inc.	8,906
800	PepsiCo, Inc.	56,616
		92,073
Cable/Satellite Television — 0.5%
600	Comcast Corp. - Class A	21,462
Chemicals - Specialty — 0.2%
100	Ecolab, Inc.	6,481
Coatings and Paint Products — 2.2%
600	Sherwin-Williams Co.	89,346
Commercial Banks — 0.2%
200	BB&T Corp.	6,632
400	Regions Financial Corp.	2,884
		9,516
Commercial Services - Finance — 0.3%
100	Equifax, Inc.	4,658
400	H&R Block, Inc.	6,932
		11,590
Computers — 1.7%
100	Apple, Inc.	66,726
100	Dell, Inc.	986
		67,712
Computers - Memory Devices — 0.2%
100	EMC Corp.*	2,727
100	NetApp, Inc.*	3,288
		6,015
Computers – Peripheral Equipment — 0.1%
100	Lexmark International, Inc. - Class A	2,225
Consumer Products - Miscellaneous — 7.0%
1,400	Clorox Co.	100,870
2,100	Kimberly-Clark Corp.	180,138
		281,008
Containers - Metal and Glass — 0.1%
100	Ball Corp.	4,231
Cosmetics and Toiletries — 5.9%
500	Colgate-Palmolive Co.	53,610
2,600	Procter & Gamble Co.	180,336
		233,946
Data Processing and Management — 0.7%
300	Dun & Bradstreet Corp.	23,886
100	Fidelity National Information Services, Inc.	3,122
		27,008
Dialysis Centers — 0.5%
200	DaVita, Inc.*	20,722
Disposable Medical Products — 0.8%
300	C.R. Bard, Inc.	31,395
Distribution/Wholesale — 0.8%
700	Fastenal Co.	30,093
Diversified Banking Institutions — 0%
100	Bank of America Corp.	883
Diversified Operations — 0.3%
100	Illinois Tool Works, Inc.	5,947
100	Ingersoll-Rand PLC	4,482
		10,429
E-Commerce/Products — 0.1%
100	eBay, Inc.*	4,841
E-Commerce/Services — 0.1%
100	TripAdvisor, Inc.	3,293
Electric - Integrated — 12.2%
100	Ameren Corp.	3,267
100	American Electric Power Co., Inc.	4,394
200	CMS Energy Corp.	4,710
1,700	Consolidated Edison, Inc.	101,813
400	Dominion Resources, Inc.	21,176
100	Duke Energy Corp.	6,480
100	Edison International	4,569
100	Entergy Corp.	6,930
200	Exelon Corp.	7,116
100	FirstEnergy Corp.	4,410
200	NextEra Energy, Inc.	14,066
300	Pepco Holdings, Inc.	5,670
600	PG&E Corp.	25,602
100	Pinnacle West Capital Corp.	5,280
400	PPL Corp.	11,620
100	Public Service Enterprise Group, Inc.	3,218
100	SCANA Corp.	4,827
4,600	Southern Co.	212,014
200	TECO Energy, Inc.	3,548
200	Wisconsin Energy Corp.	7,534
1,000	Xcel Energy, Inc.	27,710
		485,954
Electronic Components – Semiconductors — 0%
100	LSI Corp.*	691
Electronic Measuring Instruments — 0.1%
200	FLIR Systems, Inc.	3,995
Enterprise Software/Services — 0.4%
600	CA, Inc.	15,459
Entertainment Software — 0.1%
200	Electronic Arts, Inc.*	2,538
Filtration and Separations Products — 0.2%
100	Pall Corp.	6,349
Finance - Credit Card — 0.4%
100	Discover Financial Services	3,973
100	Visa, Inc. - Class A	13,428
		17,401
Finance - Other Services — 0.1%
100	CME Group, Inc.	5,730
Food - Confectionary — 1.9%
800	Hershey Co.	56,712
200	J.M. Smucker Co.	17,266
		73,978
Food - Dairy Products — 0.2%
500	Dean Foods Co.*	8,175
Food - Meat Products — 0.8%
900	Hormel Foods Corp.	26,316
400	Tyson Foods, Inc. - Class A	6,408
		32,724
Food - Miscellaneous/Diversified — 15.2%
600	Campbell Soup Co.	20,892
2,700	ConAgra Foods, Inc.	74,493
4,900	General Mills, Inc.	195,265
500	H.J. Heinz Co.	27,975
3,200	Kellogg Co.	165,312
1,200	Kraft Foods, Inc. - Class A	49,620
1,200	McCormick & Co., Inc.	74,448
		608,005
Food - Retail — 0.7%
400	Kroger Co.	9,416
1,100	Safeway, Inc.	17,699
		27,115
Food - Wholesale/Distribution — 0.9%
1,100	Sysco Corp.	34,397
Gas - Transportation — 0.2%
100	CenterPoint Energy, Inc.	2,130
100	Sempra Energy	6,449
		8,579
Gold Mining — 0.3%
200	Newmont Mining Corp.	11,202
Hotels and Motels — 0.2%
100	Marriott International, Inc. - Class A	3,910
100	Wyndham Worldwide Corp.	5,248
		9,158
Instruments - Scientific — 0.3%
400	PerkinElmer, Inc.	11,788
Internet Security — 0.2%
200	VeriSign, Inc.	9,738
Life and Health Insurance — 0.1%
100	Torchmark Corp.	5,135
Medical - Biomedical and Genetic — 0.6%
200	Amgen, Inc.	16,864
100	Celgene Corp.*	7,640
		24,504
Medical - Drugs — 5.0%
500	Abbott Laboratories	34,280
500	Bristol-Myers Squibb Co.	16,875
100	Eli Lilly & Co.	4,741
1,800	Johnson & Johnson	124,038
300	Merck & Co., Inc.	13,530
300	Pfizer, Inc.	7,455
		200,919
Medical - HMO — 1.1%
400	Aetna, Inc.	15,840
100	Coventry Health Care, Inc.	4,169
100	Humana, Inc.	7,015
200	UnitedHealth Group, Inc.	11,082
100	WellPoint, Inc.	5,801
		43,907
Medical - Wholesale Drug Distributors — 0.5%
100	AmerisourceBergen Corp.	3,871
200	McKesson Corp.	17,206
		21,077
Medical Labs and Testing Services — 0.9%
400	Laboratory Corp. of America Holdings*	36,988
Medical Products — 1.2%
600	Becton, Dickinson and Co.	47,136
Multi-Line Insurance — 1.0%
200	Allstate Corp.	7,922
800	Cincinnati Financial Corp.	30,312
		38,234
Multimedia — 0.3%
200	Walt Disney Co.	10,456
Non-Hazardous Waste Disposal — 0.2%
100	Republic Services, Inc.	2,751
100	Waste Management, Inc.	3,208
		5,959
Oil Companies - Integrated — 0.1%
100	Marathon Oil Corp.	2,957
Oil Refining and Marketing — 0.8%
700	Sunoco, Inc.	32,781
Pipelines — 0.4%
100	Kinder Morgan, Inc.	3,552
200	Spectra Energy Corp.	5,872
200	Williams Cos., Inc.	6,994
		16,418
Property and Casualty Insurance — 0.2%
300	Progressive Corp.	6,222
REIT - Health Care — 0.1%
100	Heath Care REIT, Inc.	5,775
Retail - Apparel and Shoe — 0.8%
100	Gap, Inc.	3,578
400	Ross Stores, Inc.	25,840
100	Urban Outfitters, Inc.*	3,756
		33,174
Retail - Auto Parts — 4.5%
300	AutoZone, Inc.*	110,901
800	O'Reilly Automotive, Inc.*	66,896
		177,797
Retail - Building Products — 1.7%
600	Home Depot, Inc.	36,222
1,000	Lowe's Cos., Inc.	30,240
		66,462
Retail - Discount — 3.2%
300	Big Lots, Inc.*	8,874
200	Family Dollar Stores, Inc.	13,260
400	Target Corp.	25,388
1,100	Wal-Mart Stores, Inc.	81,180
		128,702
Retail - Drug Store — 0.2%
200	CVS Caremark Corp.	9,684
Retail - Major Department Stores — 1.0%
900	TJX Cos., Inc.	40,311
Retail - Restaurants — 2.5%
700	McDonald's Corp.	64,225
300	Starbucks Corp.	15,225
300	Yum! Brands, Inc.	19,902
		99,352
Schools — 0.1%
100	Apollo Group, Inc. - Class A*	2,905
Semiconductor Components/Integrated Circuits — 0.2%
100	QUALCOMM, Inc.	6,249
Telephone - Integrated — 2.1%
700	AT&T, Inc.	26,390
600	CenturyLink, Inc.	24,240
700	Verizon Communications, Inc.	31,899
		82,529
Tobacco — 9.9%
5,400	Altria Group, Inc.	180,306
1,100	Lorillard, Inc.	128,095
200	Philip Morris International, Inc.	17,988
1,600	Reynolds American, Inc.	69,344
		395,733
Toys — 0.1%
100	Mattel, Inc.	3,548
Vitamins and Nutrition Products — 0.7%
400	Mead Johnson Nutrition Co.	29,312
Web Portals/Internet Service Providers — 0.2%
400	Yahoo!, Inc.*	6,390
Wireless Equipment — 0.3%
100	Crown Castle International Corp.*	6,410
100	Motorola Solutions, Inc.	5,055
		11,465
Total Common Stock (cost $3,952,186)		3,951,561
Money Market — 0.9%
37,000	Janus Cash Liquidity Fund LLC, 0% (cost $37,000)	37,000
Total Investments (total cost $3,989,186) – 100%		$ 3,988,561

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Ireland	$4,482	0.1%
United States††	3,984,079	99.9%
Total	$3,988,561	100.0%

††	Includes Cash Equivalents (99.0% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Input	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$3,951,561	$-	$-
Money Market	-	37,000	-
Total Investments in Securities	$3,951,561	$37,000	$-

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 94.8%
Apparel Manufacturers — 2.0%
100,664	Coach, Inc.	$5,639,197
747,600	Prada SpA**	5,582,558
		11,221,755
Applications Software — 1.8%
136,000	Intuit, Inc.	8,007,680
81,171	Microsoft Corp.	2,417,272
		10,424,952
Athletic Footwear — 1.6%
94,419	NIKE, Inc. - Class B	8,961,307
Beverages - Wine and Spirits — 1.8%
91,414	Pernod-Ricard S.A.**	10,255,254
Brewery — 3.0%
117,279	Anheuser-Busch InBev N.V.**	9,971,284
167,494	SABMiller PLC**	7,355,836
		17,327,120
Cable/Satellite Television — 1.4%
85,755	Time Warner Cable, Inc.	8,151,870
Commercial Banks — 0.4%
176,800	Banco do Brasil S.A.	2,163,652
Commercial Services - Finance — 1.1%
13,919	MasterCard, Inc. - Class A	6,284,150
Computer Aided Design — 1.0%
37,190	ANSYS, Inc.*	2,729,746
90,105	Autodesk, Inc.*	3,006,804
		5,736,550
Computers — 10.3%
87,910	Apple, Inc.**	58,658,827
Computers - Integrated Systems — 0.4%
31,295	Teradata Corp.*	2,359,956
Computers - Memory Devices — 1.2%
260,115	EMC Corp.*	7,093,336
Consulting Services — 0.5%
65,385	Verisk Analytics, Inc. - Class A*	3,112,980
Containers - Metal and Glass — 1.9%
253,955	Ball Corp.	10,744,836
Cosmetics and Toiletries — 1.2%
63,890	Colgate-Palmolive Co.	6,850,286
Distribution/Wholesale — 2.0%
87,604	Fastenal Co.	3,766,096
35,926	W.W. Grainger, Inc.	7,485,901
		11,251,997
Diversified Operations — 2.3%
163,010	Danaher Corp.	8,990,001
75,910	Tyco International, Ltd. (U.S. Shares)	4,270,697
		13,260,698
E-Commerce/Products — 3.7%
22,068	Amazon.com, Inc.*	5,612,334
319,849	eBay, Inc.*	15,483,890
		21,096,224
Electronic Components - Miscellaneous — 1.4%
237,527	TE Connectivity, Ltd. (U.S. Shares)	8,078,293
Electronic Components – Semiconductors — 0.7%
685,819	ON Semiconductor Corp.*	4,231,503
Electronic Connectors — 1.0%
95,585	Amphenol Corp. - Class A	5,628,045
Enterprise Software/Services — 2.8%
499,959	Oracle Corp.	15,743,709
Food - Retail — 0.4%
22,071	Whole Foods Market, Inc.	2,149,715
Industrial Automation and Robotics — 1.3%
45,300	FANUC Corp.**	7,304,204
Industrial Gases — 1.5%
82,200	Praxair, Inc.	8,538,936
Instruments - Controls — 1.1%
215,897	Sensata Technologies Holding N.V.*,**	6,427,254
Internet Applications Software — 0.1%
131,322	Zynga, Inc. - Class A*	372,954
Internet Content - Information/News — 0.2%
11,345	LinkedIn Corp. - Class A*	1,365,938
Internet Media — 0.3%
76,519	Facebook, Inc. - Class A*	1,656,636
Investment Management and Advisory Services — 0.9%
80,020	T. Rowe Price Group, Inc.	5,065,266
Life and Health Insurance — 0.9%
410,603	Prudential PLC**	5,313,608
Medical - Biomedical and Genetic — 4.1%
122,686	Celgene Corp.*	9,373,210
132,514	Gilead Sciences, Inc.*	8,789,654
90,779	Vertex Pharmaceuticals, Inc.*	5,079,085
		23,241,949
Medical - Drugs — 1.9%
33,160	Medivation, Inc.*	1,868,898
30,855	Shire PLC (ADR)**	2,736,838
116,976	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	6,465,264
		11,071,000
Medical - Generic Drugs — 2.0%
97,445	Perrigo Co.	11,320,186
Medical - HMO — 0.5%
77,510	Aetna, Inc.	3,069,396
Medical - Wholesale Drug Distributors — 0.9%
127,025	AmerisourceBergen Corp.	4,917,138
Medical Products — 1.7%
109,375	Covidien PLC (U.S. Shares)**	6,499,062
48,049	Varian Medical Systems, Inc.*	2,898,316
		9,397,378
Metal Processors and Fabricators — 2.5%
86,730	Precision Castparts Corp.	14,166,478
Multimedia — 0.8%
82,415	Walt Disney Co.	4,308,656
Oil and Gas Drilling — 0.8%
92,600	Helmerich & Payne, Inc.	4,408,686
Oil Companies - Exploration and Production — 2.0%
37,800	EOG Resources, Inc.	4,235,490
48,060	Noble Energy, Inc.	4,455,643
31,890	Occidental Petroleum Corp.	2,744,453
		11,435,586
Oil Companies - Integrated — 0.4%
108,765	Petroleo Brasileiro S.A. (ADR)	2,495,069
Oil Field Machinery and Equipment — 1.6%
102,157	Dresser-Rand Group, Inc.*	5,629,872
46,385	National Oilwell Varco, Inc.	3,715,903
		9,345,775
Pharmacy Services — 2.0%
183,365	Express Scripts Holding Co.*	11,491,484
Pipelines — 2.4%
258,785	Enterprise Products Partners L.P.	13,870,876
Recreational Vehicles — 0.2%
13,221	Polaris Industries, Inc.	1,069,182
REIT - Health Care — 0.4%
32,896	Ventas, Inc.	2,047,776
Retail - Apparel and Shoe — 3.0%
347,858	Limited Brands, Inc.	17,135,485
Retail - Auto Parts — 1.2%
19,125	AutoZone, Inc.*	7,069,939
Retail - Discount — 1.3%
73,761	Costco Wholesale Corp.	7,385,320
Retail - Major Department Stores — 2.4%
244,910	Nordstrom, Inc.	13,514,134
Retail - Restaurants — 0.5%
53,075	Starbucks Corp.	2,693,556
Semiconductor Components/Integrated Circuits — 1.2%
514,853	Atmel Corp.*	2,708,127
1,311,942	Taiwan Semiconductor Manufacturing Co., Ltd.	4,022,960
		6,731,087
Soap and Cleaning Preparations — 0.9%
86,218	Reckitt Benckiser Group PLC**	4,962,738
Telecommunication Equipment — 0%
269	Nortel Networks Corp. (U.S. Shares)*	2
Telecommunication Services — 0.9%
159,370	Amdocs, Ltd. (U.S. Shares)**	5,257,616
Television — 1.8%
284,120	CBS Corp. - Class B	10,322,080
Tobacco — 1.0%
59,995	Philip Morris International, Inc.	5,395,950
Toys — 1.6%
250,556	Mattel, Inc.	8,889,727
Transportation - Railroad — 1.1%
52,745	Canadian Pacific Railway, Ltd. (U.S. Shares)	4,372,033
16,785	Union Pacific Corp.	1,992,380
		6,364,413
Transportation - Services — 0.6%
61,080	C.H. Robinson Worldwide, Inc.	3,576,234
Vitamins and Nutrition Products — 0.5%
42,495	Mead Johnson Nutrition Co.	3,114,034
Wireless Equipment — 2.4%
97,990	Crown Castle International Corp.*	6,281,159
142,365	Motorola Solutions, Inc.	7,196,551
		13,477,710
Total Common Stock (cost $403,951,269)		540,378,451
Purchased Options - Calls — 0.2%
180	Microsoft Corp. expires January 2013 exercise price $30.00	21,364
2,630	Microsoft Corp. expires January 2013 exercise price $30.00	312,149
775	Valeant Pharmaceuticals International, Inc. expires January 2013 exercise price $52.50	532,931
Total Purchased Options - Calls (premiums paid $1,103,751)		866,444
Purchased Option - Put — 0%
123	S&P 500® Index expires November 2012 exercise price $1,370.00 (premiums paid $419,799)	159,654
Money Market — 5.0%
28,199,501	Janus Cash Liquidity Fund LLC, 0% (cost $28,199,501)	28,199,501
Total Investments (total cost $433,674,320) – 100%		$569,604,050

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$9,971,284	1.8%
Brazil	4,658,721	0.8%
Canada	10,837,299	1.9%
France	10,255,254	1.8%
Guernsey	5,257,616	0.9%
Ireland	6,499,062	1.1%
Italy	5,582,558	1.0%
Japan	7,304,204	1.3%
Jersey	2,736,838	0.5%
Netherlands	6,427,254	1.1%
Switzerland	12,348,990	2.2%
Taiwan	4,022,960	0.7%
United Kingdom	17,632,182	3.1%
United States††	466,069,828	81.8%
Total	$569,604,050	100.0%

††	Includes Cash Equivalents (76.9% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 11/15/12	1,530,000	$2,469,957	$7,113
Euro 11/15/12	2,800,000	3,599,462	18,026
Japanese Yen 11/15/12	94,000,000	1,205,305	3,263
		7,274,724	28,402
HSBC Securities (USA), LLC:
British Pound 11/8/12	2,855,000	4,609,076	32,198
Euro 11/8/12	3,300,000	4,241,918	35,559
Japanese Yen 11/8/12	178,800,000	2,292,511	(5,671)
		11,143,505	62,086
JP Morgan Chase & Co.:
British Pound 10/25/12	3,340,000	5,392,305	(40,857)
Euro 10/25/12	2,825,000	3,630,799	(16,269)
Japanese Yen 10/25/12	145,000,000	1,858,912	(2,517)
		10,882,016	(59,643)
RBC Capital Markets Corp.:
British Pound 10/18/12	2,350,000	3,794,083	(64,045)
Euro 10/18/12	2,640,000	3,392,759	(72,933)
Japanese Yen 10/18/12	130,000,000	1,666,498	(7,996)
		8,853,340	(144,974)
Total		$38,153,585	$(114,129)

Schedule of Written Option – Call	Value
eBay, Inc. expires October 2012 560 contracts exercise price $50.00 (premiums received $66,472)	$(55,415)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical – Drugs	$8,334,161	$2,736,839	$-
Oil Companies - Integrated	-	2,495,069	-
All Other	526,812,382	-	-

Money Market	-	28,199,501	-

Total Investments in Securities	$535,146,543	$33,431,409	$-
Investments in Purchased Options:	$-	$1,026,098	$-
Other Financial Instruments(a):	$-	$(169,544)	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Janus Portfolio	$107,740,213

Janus Aspen Moderate Allocation Portfolio

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 95.5%
Equity Funds — 56.7%
3,566	INTECH International Fund - Class I Shares(2)	$25,960
2,790	INTECH U.S. Growth Fund - Class I Shares(3)	42,299
5,597	INTECH U.S. Value Fund - Class I Shares(4)	60,563
526	Janus Emerging Markets Fund - Class I Shares	4,214
385	Janus Fund - Class N Shares	12,289
1,004	Janus Global Real Estate Fund - Class I Shares	10,021
575	Janus Global Research Fund - Class I Shares	8,663
4,588	Janus International Equity Fund - Class N Shares	48,546
737	Janus Research Fund - Class N Shares	23,717
668	Janus Triton Fund - Class N Shares	12,164
191	Janus Twenty Fund - Class D Shares	11,935
4,234	Perkins Large Cap Value Fund - Class N Shares	60,550
536	Perkins Small Cap Value Fund - Class N Shares	11,638
		332,559
Fixed Income Funds — 38.8%
15,594	Janus Aspen Flexible Bond Portfolio - Institutional Shares	197,730
9,649	Janus Short-Term Bond Fund - Class N Shares	29,912
		227,642
Total Mutual Funds (cost $529,873)		560,201
Money Market — 4.5%
Equity Funds — 4.5%
759	Janus Aspen Overseas Portfolio - Institutional Shares (cost $28,537)	26,287
Total Investments (total cost $558,410) – 100%		$586,488

(1)	The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Formerly named INTECH Risk-Managed International Fund.
(3)	Formerly named INTECH Risk-Managed Growth Fund.
(4)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$-	$332,559	$-
Fixed-Income Funds	-	227,642	-

Money Market		26,287

Total Investments in Securities	$-	$586,488	$-

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 97.8%
Agricultural Operations — 0.1%
46,586,847	Chaoda Modern Agriculture Holdings, Ltd.ß,∞	$ 1,802,478
Airlines — 8.8%
6,424,717	Delta Air Lines, Inc.*,**	58,850,408
3,539,418	United Continental Holdings, Inc.*,**	69,018,651
		127,869,059
Automotive - Cars and Light Trucks — 3.5%
3,447,440	Ford Motor Co.**	33,991,759
356,535	Renault S.A.	16,730,258
		50,722,017
Building - Residential and Commercial — 2.7%
6,586,500	MRV Engenharia e Participacoes S.A.	39,424,745
Commercial Banks — 9.3%
6,748,744	Banco Bilbao Vizcaya Argentaria S.A.	53,008,689
14,995,619	Commercial Bank of Ceylon PLC	13,447,946
6,556,060	Hatton National Bank PLC	8,413,652
9,198,532	Intesa Sanpaolo SpA	13,982,118
1,637,655	Punjab National Bank	26,092,558
486,890	State Bank of India	20,684,978
		135,629,941
Distribution/Wholesale — 8.4%
4,383,510	Adani Enterprises, Ltd.	16,718,677
68,129,940	Li & Fung, Ltd.	105,615,554
		122,334,231
Diversified Banking Institutions — 6.9%
877,732	BNP Paribas S.A.	41,706,001
967,144	Deutsche Bank A.G.	38,206,332
710,960	Societe Generale S.A.	20,188,644
		100,100,977
Diversified Operations — 1.8%
1,707,000	Aitken Spence & Co. PLC	1,701,061
22,233,465	Melco International Development, Ltd.	19,871,278
302,885	Orascom Development Holding A.G.	4,800,028
		26,372,367
Diversified Operations - Commercial Services — 2.2%
18,303,333	John Keells Holdings PLC	32,418,196
E-Commerce/Services — 0.7%
605,955	Ctrip.com International, Ltd. (ADR)*	10,228,520
Electronic Components – Semiconductors — 2.3%
3,577,335	ARM Holdings PLC	33,211,716
Entertainment Software — 1.3%
1,329,800	Nexon Co., Ltd.	18,288,585
Finance - Mortgage Loan Banker — 1.1%
1,069,135	Housing Development Finance Corp.	15,698,486
Food - Meat Products — 0.8%
3,274,000	JBS S.A.	10,856,788
Food - Retail — 1.0%
712,669	X5 Retail Group N.V. (GDR)	14,973,176
Hotels and Motels — 3.1%
23,407,835	Shangri-La Asia, Ltd.	45,404,039
Independent Power Producer — 0.5%
7,057,844	Adani Power, Ltd.*	7,085,947
Industrial Automation and Robotics — 1.0%
90,600	FANUC Corp.	14,608,408
Internet Content - Entertainment — 1.4%
1,138,888	Youku Tudou, Inc. (ADR)*	20,944,150
Medical - Drugs — 2.3%
583,040	Jazz Pharmaceuticals PLC*	33,239,110
Metal - Diversified — 1.0%
1,721,734	Turquoise Hill Resources, Ltd.*	14,663,119
Metal - Iron — 0.9%
3,507,941	Fortescue Metals Group, Ltd.	12,696,882
Oil and Gas Drilling — 0.5%
1,343,952	Karoon Gas Australia, Ltd.*	7,526,566
Oil Companies - Exploration and Production — 5.4%
1,218,001	Cobalt International Energy, Inc.*	27,124,882
1,355,000	HRT Participacoes em Petroleo S.A.*,£	2,975,450
959,383	Niko Resources, Ltd.	13,256,432
6,753,560	OGX Petroleo e Gas Participacoes S.A.*	20,495,630
1,548,075	Ophir Energy PLC*	15,197,055
		79,049,449
Oil Companies - Integrated — 7.6%
830,971	Pacific Rubiales Energy Corp.	19,861,120
3,954,905	Petroleo Brasileiro S.A. (ADR)**	90,725,521
		110,586,641
Oil Refining and Marketing — 5.6%
5,114,549	Reliance Industries, Ltd.	81,188,859
Property and Casualty Insurance — 1.7%
3,104,013	Reliance Capital, Ltd.	25,392,992
Real Estate Operating/Development — 4.3%
5,886,684	China Overseas Land & Investment, Ltd.	14,971,422
1,998,991	DLF, Ltd.	8,840,816
70,494,732	Evergrande Real Estate Group, Ltd.	27,911,324
5,510,620	PDG Realty S.A. Empreendimentos e Participacoes	10,387,648
		62,111,210
Semiconductor Equipment — 1.2%
327,835	ASML Holding N.V.	17,519,187
Steel - Producers — 2.3%
1,601,481	ThyssenKrupp A.G.	34,035,098
Sugar — 2.0%
7,740,526	Bajaj Hindusthan, Ltd.	4,667,212
426,300	Bajaj Hindusthan, Ltd. (GDR)	257,016
1,489,805	Cosan, Ltd. - Class A	23,628,307
		28,552,535
Telecommunication Services — 0.3%
3,915,909	Reliance Communications, Ltd.	4,811,356
Toys — 3.8%
430,100	Nintendo Co., Ltd.	54,520,495
Wireless Equipment — 2.0%
3,224,085	Telefonaktiebolaget L.M. Ericsson - Class B	29,386,191
Total Common Stock (cost $1,569,325,356)		1,423,253,516
Money Market — 2.2%
32,653,553	Janus Cash Liquidity Fund LLC, 0% (cost $32,653,553)	32,653,553
Total Investments (total cost $1,601,978,909) – 100%		$ 1,455,907,069

Summary of Investments by Country – (Long Positions)
September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$20,223,448	1.4%
Bermuda	174,647,900	12.0%
Brazil	174,865,782	12.0%
Canada	47,780,671	3.3%
Cayman Islands	60,886,472	4.2%
France	78,624,903	5.4%
Germany	72,241,430	5.0%
Hong Kong	34,842,700	2.4%
India	211,438,897	14.5%
Ireland	33,239,110	2.3%
Italy	13,982,118	1.0%
Japan	87,417,488	6.0%
Netherlands	32,492,363	2.2%
Spain	53,008,689	3.6%
Sri Lanka	55,980,855	3.9%
Sweden	29,386,191	2.0%
Switzerland	4,800,028	0.3%
United Kingdom	48,408,771	3.3%
United States††	221,639,253	15.2%
Total	$1,455,907,069	100.0%

††Includes Cash Equivalents (13.0% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 11/15/12	2,655,000,000	$34,043,460	$92,157
HSBC Securities (USA), LLC: Japanese Yen 11/8/12	2,355,000,000	30,194,979	(74,690)
JP Morgan Chase & Co.: Japanese Yen 10/25/12	3,311,000,000	42,447,291	(40,980)
RBC Capital Markets Corp.: Japanese Yen 10/18/12	1,990,000,000	25,510,234	(98,904)
Total		$132,195,964	$(122,417)

Total Return Swaps outstanding as of September 30, 2012

Counterparty	Notional Amount	Return Paid by the Portfolio	Return Received by the Portfolio	Termination Date	Unrealized Depreciation

Morgan Stanley & Co. International PLC	4,593,486,519 JPY	BOJ Overnight Call Rate plus 50 basis points	Custom Japanese Basket	12/28/12	$ (3,617,682)
Morgan Stanley & Co. International PLC	$ 21,836,178	1 month USD LIBOR plus 85 basis points	Sberbank	1/17/13	(1,455,745)
UBS A.G.	25,989,272	1 month USD LIBOR plus 85 basis points	Sberbank	8/16/13	(1,624,330)
Total					$ (6,697,757)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ß	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of September 30, 2012)

	Value	Value as a % of Total Investments
Janus Aspen Overseas Portfolio
Chaoda Modern Agriculture Holdings, Ltd.	$1,802,478	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Portfolio’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended September 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/12
Janus Aspen Overseas Portfolio
HRT Participacoes em Petroleo S.A.*	-	$-	-	$-	$-	$-	$2,975,450

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Agricultural Operations	$—	$—	$1,802,478
E-Commerce/Services	—	10,228,520	—
Food - Retail	—	14,973,176	—
Internet Content - Entertainment	—	20,944,150	—
Oil Companies - Integrated	19,861,120	90,725,521	—
Sugar	28,295,519	257,016	—
All Others	1,236,166,016	—	—

Money Market	—	32,653,553	—

Total Investments in Securities	$1,284,322,655	$169,781,936	$1,802,478
Other Financial Instruments(a):	$—	$(6,820,174)	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Overseas Portfolio	$195,569,114

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 88.2%
Aerospace and Defense — 0.9%
7,600	General Dynamics Corp.	$ 502,512
10,900	Rockwell Collins, Inc.	584,676
		1,087,188
Agricultural Chemicals — 0.6%
13,200	Mosaic Co.	760,452
Applications Software — 0.7%
13,000	Microsoft Corp.**	387,140
20,900	Progress Software Corp.*	447,051
		834,191
Automotive - Truck Parts and Equipment - Original — 1.8%
37,500	Johnson Controls, Inc.	1,027,500
22,900	Lear Corp.	865,391
9,100	TRW Automotive Holdings Corp.*	397,761
		2,290,652
Beverages - Non-Alcoholic — 0.3%
8,200	Dr. Pepper Snapple Group, Inc.	365,146
Brewery — 0.8%
22,700	Molson Coors Brewing Co. - Class B	1,022,635
Building - Residential and Commercial — 0.6%
18,400	D.R. Horton, Inc.	379,776
11,400	M.D.C. Holdings, Inc.	439,014
		818,790
Cellular Telecommunications — 1.1%
47,200	Vodafone Group PLC (ADR)	1,344,964
Chemicals - Diversified — 0.3%
6,954	FMC Corp.	385,113
Commercial Banks — 0.5%
6,400	CIT Group, Inc.*	252,096
2,784	First Republic Bank	95,937
31,670	Fulton Financial Corp.	312,266
		660,299
Commercial Services - Finance — 1.9%
18,000	Global Payments, Inc.	752,940
88,700	Western Union Co.	1,616,114
		2,369,054
Computers - Integrated Systems — 0.1%
4,588	Diebold, Inc.	154,661
Computers - Memory Devices — 0.4%
14,100	NetApp, Inc.*	463,608
Dental Supplies and Equipment — 0.5%
18,700	Patterson Cos., Inc.	640,288
Diversified Minerals — 0.5%
21,600	Teck Resources, Ltd. - Class B	636,120
Diversified Operations — 1.2%
26,200	Tyco International, Ltd. (U.S. Shares)	1,474,012
Electric - Integrated — 2.7%
12,900	Entergy Corp.	893,970
27,200	Exelon Corp.	967,776
55,600	PPL Corp.	1,615,180
		3,476,926
Electronic Components - Miscellaneous — 1.0%
21,900	Garmin, Ltd.	914,106
17,700	Gentex Corp.	301,077
		1,215,183
Electronic Components – Semiconductors — 1.1%
10,900	Altera Corp.	370,436
49,000	QLogic Corp.*	559,580
19,100	Semtech Corp.*	480,365
		1,410,381
Electronic Parts Distributors — 0.6%
16,600	Tech Data Corp.*	751,980
Engineering - Research and Development Services — 2.6%
42,300	Jacobs Engineering Group, Inc.*	1,710,189
38,300	KBR, Inc.	1,142,106
13,836	URS Corp.	488,549
		3,340,844
Fiduciary Banks — 0.8%
24,500	State Street Corp.	1,028,020
Finance - Credit Card — 1.0%
32,400	Discover Financial Services	1,287,252
Finance - Investment Bankers/Brokers — 1.4%
24,700	Lazard, Ltd. - Class A	721,981
28,900	Raymond James Financial, Inc.	1,059,185
		1,781,166
Finance - Other Services — 0.6%
13,500	CME Group, Inc.	773,550
Food - Miscellaneous/Diversified — 0.9%
31,500	Unilever PLC (ADR)	1,150,380
Food - Retail — 0.5%
27,200	Kroger Co.	640,288
Food - Wholesale/Distribution — 0.9%
35,100	Sysco Corp.	1,097,577
Footwear and Related Apparel — 0.3%
11,000	Deckers Outdoor Corp.*	403,040
Gas - Transportation — 0.4%
13,700	AGL Resources, Inc.	560,467
Gold Mining — 2.3%
45,100	Eldorado Gold Corp.	687,324
36,300	Goldcorp, Inc. (U.S. Shares)	1,664,355
10,700	Newmont Mining Corp.	599,307
		2,950,986
Instruments - Scientific — 1.5%
18,400	PerkinElmer, Inc.	542,248
24,100	Thermo Fisher Scientific, Inc.	1,417,803
		1,960,051
Internet Security — 0.9%
62,600	Symantec Corp.*	1,126,800
Intimate Apparel — 0.5%
12,500	Warnaco Group, Inc.*	648,750
Investment Management and Advisory Services — 3.3%
36,500	Ameriprise Financial, Inc.	2,069,185
6,200	Franklin Resources, Inc.	775,434
30,400	Invesco, Ltd.	759,696
31,273	Och-Ziff Capital Management Group LLC - Class A	302,097
8,200	Waddell & Reed Financial, Inc. - Class A	268,714
		4,175,126
Leisure & Recreation Products — 0.3%
25,152	WMS Industries, Inc.*	411,990
Machinery - Farm — 0.8%
11,700	Deere & Co.	965,133
Machinery - General Industrial — 0.4%
20,650	Babcock & Wilcox Co.*	525,956
Medical - Biomedical and Genetic — 1.4%
17,000	Charles River Laboratories International, Inc.*	673,200
23,400	Life Technologies Corp.*	1,143,792
		1,816,992
Medical - Drugs — 0.6%
12,800	Novartis A.G. (ADR)	784,128
Medical - Generic Drugs — 0.6%
19,100	Teva Pharmaceutical Industries, Ltd. (ADR)	790,931
Medical - HMO — 1.1%
12,800	Aetna, Inc.	506,880
10,300	Health Net, Inc.*	231,853
11,000	WellPoint, Inc.	638,110
		1,376,843
Medical - Wholesale Drug Distributors — 0.6%
9,500	McKesson Corp.	817,285
Medical Instruments — 0.4%
12,200	St. Jude Medical, Inc.	513,986
Medical Labs and Testing Services — 1.7%
15,200	Covance, Inc.*	709,688
16,000	Laboratory Corp. of America Holdings*	1,479,520
		2,189,208
Medical Products — 0.6%
11,600	Zimmer Holdings, Inc.	784,392
Medical Sterilization Products — 0.6%
21,800	STERIS Corp.	773,246
Metal - Aluminum — 0.3%
40,900	Alcoa, Inc.	361,965
Metal - Copper — 0.5%
15,600	Freeport-McMoRan Copper & Gold, Inc.	617,448
Metal Processors and Fabricators — 0.2%
13,700	Kaydon Corp.	306,058
Motion Pictures and Services — 0.3%
11,600	Dolby Laboratories, Inc. - Class A*	379,900
Multi-Line Insurance — 1.1%
35,900	Allstate Corp.	1,421,999
Multimedia — 0.7%
16,100	Viacom, Inc. - Class B	862,799
Networking Products — 1.3%
46,000	Cisco Systems, Inc.	878,140
76,600	Polycom, Inc.*	756,042
		1,634,182
Non-Hazardous Waste Disposal — 0.6%
29,400	Republic Services, Inc.	808,794
Oil - Field Services — 0.5%
10,200	CARBO Ceramics, Inc.	641,784
Oil and Gas Drilling — 0.2%
4,493	Ensco PLC - Class A	245,138
Oil Companies - Exploration and Production — 6.3%
10,700	Anadarko Petroleum Corp.	748,144
5,453	Bill Barrett Corp.*	135,071
12,800	Devon Energy Corp.	774,400
18,400	EQT Corp.	1,085,600
23,530	Lone Pine Resources, Inc.*	36,707
18,518	Noble Energy, Inc.	1,716,803
30,500	QEP Resources, Inc.	965,630
45,100	Talisman Energy, Inc.	600,732
22,300	Whiting Petroleum Corp.*	1,056,574
52,700	WPX Energy, Inc.	874,293
		7,993,954
Oil Companies - Integrated — 1.0%
23,700	Hess Corp.	1,273,164
Oil Field Machinery and Equipment — 0.3%
4,700	National Oilwell Varco, Inc.	376,517
Pipelines — 0.9%
12,800	Plains All American Pipeline L.P.	1,128,960
Property and Casualty Insurance — 1.2%
22,800	Travelers Cos., Inc.	1,556,328
Publishing - Books — 0.9%
41,700	Reed Elsevier N.V. (ADR)	1,110,054
Reinsurance — 4.0%
13,350	Berkshire Hathaway, Inc. - Class B*	1,177,470
13,300	Everest Re Group, Ltd.	1,422,568
11,200	PartnerRe, Ltd.	831,936
28,417	Reinsurance Group of America, Inc.	1,644,492
		5,076,466
REIT - Apartments — 1.3%
4,335	AvalonBay Communities, Inc.	589,517
14,400	BRE Properties, Inc.	675,216
6,200	Mid-America Apartment Communities, Inc.	404,922
		1,669,655
REIT - Diversified — 2.1%
10,500	Liberty Property Trust	380,520
18,189	Potlatch Corp.	679,723
13,200	Rayonier, Inc.	646,932
39,730	Weyerhaeuser Co.	1,038,542
		2,745,717
REIT - Hotels — 0.5%
42,077	Host Hotels & Resorts, Inc.	675,336
REIT - Mortgage — 1.2%
49,800	Redwood Trust, Inc.	720,108
66,231	Two Harbors Investment Corp.	778,214
		1,498,322
REIT - Multi-Housing — 0.6%
11,338	Equity Lifestyle Properties, Inc.	772,345
REIT - Office Property — 1.4%
8,300	Alexandria Real Estate Equities, Inc.	610,216
5,600	Boston Properties, Inc.	619,416
22,085	Mack-Cali Realty Corp.	587,461
		1,817,093
REIT - Regional Malls — 0.5%
8,800	Taubman Centers, Inc.	675,224
REIT - Storage — 0.5%
4,985	Public Storage	693,762
Retail - Apparel and Shoe — 0.5%
18,600	American Eagle Outfitters, Inc.	392,088
9,200	Guess?, Inc.	233,864
		625,952
Retail - Discount — 0.2%
8,800	Big Lots, Inc.*	260,304
Retail - Jewelry — 0.2%
5,100	Tiffany & Co.	315,588
Retail - Office Supplies — 0.4%
41,100	Staples, Inc.	473,472
Retail - Regional Department Stores — 1.3%
21,700	Kohl's Corp.	1,111,474
13,800	Macy's, Inc.	519,156
		1,630,630
Savings/Loan/Thrifts — 1.5%
130,100	First Niagara Financial Group, Inc.	1,052,509
55,217	Washington Federal, Inc.	921,020
		1,973,529
Semiconductor Components/Integrated Circuits — 1.0%
25,200	Analog Devices, Inc.	987,588
4,400	QUALCOMM, Inc.	274,956
		1,262,544
Semiconductor Equipment — 1.2%
131,900	Applied Materials, Inc.	1,472,663
Super-Regional Banks — 3.0%
111,000	Fifth Third Bancorp	1,721,610
20,600	PNC Financial Services Group, Inc.	1,299,860
26,900	SunTrust Banks, Inc.	760,463
		3,781,933
Telephone - Integrated — 0.7%
23,000	CenturyLink, Inc.	929,200
Textile-Home Furnishings — 0.7%
11,432	Mohawk Industries, Inc.*	914,789
Tools - Hand Held — 1.4%
6,000	Snap-on, Inc.	431,220
17,900	Stanley Black & Decker, Inc.	1,364,875
		1,796,095
Toys — 0.3%
10,300	Hasbro, Inc.	393,151
Transportation - Marine — 1.0%
18,200	Kirby Corp.*	1,006,096
6,400	Tidewater, Inc.	310,592
		1,316,688
Transportation - Railroad — 1.5%
17,200	CSX Corp.	356,900
6,900	Kansas City Southern	522,882
7,000	Norfolk Southern Corp.	445,410
5,200	Union Pacific Corp.	617,240
		1,942,432
Transportation - Truck — 0.3%
7,200	J.B. Hunt Transport Services, Inc.	374,688
Total Common Stock (cost $97,438,863)		112,642,652
Purchased Options - Puts — 0.2%
300	iShares Russell 2000 Index Fund (ETF)** expires October 2012 exercise price $78.00	8,008
110	iShares Russell 2000 Index Fund (ETF)** expires November 2012 exercise price $78.00	8,258
775	iShares Russell 2000 Index Fund (ETF)** expires December 2012 exercise price $82.00	212,572
Total Purchased Options - Puts (premiums paid $365,685)		228,838
Repurchase Agreement — 11.6%
14,867,000	ING Financial Markets LLC, 0.2100%, dated 9/28/12, maturing 10/1/12, to be repurchased at $23,475,411, collateralized by $21,549,780 in U.S. Treasuries 0.2500%-10.6250%, 11/15/12-11/15/41, with a value of $23,944,692 (cost $14,867,000)	14,867,000
Total Investments (total cost $112,671,548) – 100%		$ 127,738,490

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$3,736,181	2.9%
Canada	3,588,531	2.8%
Israel	790,931	0.6%
Netherlands	1,110,054	0.9%
Switzerland	3,172,246	2.5%
United Kingdom	2,740,482	2.1%
United States††	112,600,065	88.2%
Total	$127,738,490	100.0%

††	Includes Cash Equivalents (76.3% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
iShares Russell 2000 Index Fund (ETF) expires October 2012 150 contracts exercise price $70.00	$ (577)
iShares Russell 2000 Index Fund (ETF) expires November 2012 110 contracts exercise price $70.00	(1,642)
iShares Russell 2000 Index Fund (ETF) expires December 2012 775 contracts exercise price $73.00	(56,271)
Total Schedule of Written Options - Puts (premiums received $95,020)	$(58,490)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of September 30, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$-	$1,344,964	$-
Food-Miscellaneous/Diversified	-	1,150,380	-
Medical – Drugs	-	784,128	-
Medical – Generic Drugs	-	790,931	-
Publishing – Books	-	1,110,054	-
All Other	107,462,195	-	-

Repurchase Agreement	-	14,867,000	-

Total Investments in Securities	$107,462,195	$20,047,457	$-
Investments in Purchased Options:	$-	$228,838	$-
Other Financial Instruments(a):	$-	$(58,490)	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Perkins Mid Cap Value Portfolio	$237,775

Janus Aspen Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 86.0%
Apparel Manufacturers — 1.3%
392	Coach, Inc.	$21,960
6,200	Prada SpA	46,297
		68,257
Applications Software — 1.4%
614	Intuit, Inc.	36,152
1,305	Microsoft Corp.	38,863
		75,015
Athletic Footwear — 1.4%
805	NIKE, Inc. - Class B	76,403
Beverages - Wine and Spirits — 1.5%
744	Pernod-Ricard S.A.	83,465
Brewery — 2.9%
1,050	Anheuser-Busch InBev N.V. (ADR)	90,205
1,486	SABMiller PLC	65,261
		155,466
Cable/Satellite Television — 1.3%
763	Time Warner Cable, Inc.	72,531
Commercial Banks — 0.3%
1,400	Banco do Brasil S.A.	17,133
Commercial Services - Finance — 0.8%
93	MasterCard, Inc. - Class A	41,988
Computer Aided Design — 0.9%
325	ANSYS, Inc.*	23,855
797	Autodesk, Inc.*	26,596
		50,451
Computers — 9.6%
784	Apple, Inc.**	523,132
Computers - Integrated Systems — 0.3%
226	Teradata Corp.*	17,043
Computers - Memory Devices — 1.1%
2,270	EMC Corp.*	61,903
Consulting Services — 0.5%
576	Verisk Analytics, Inc. - Class A*	27,423
Containers - Metal and Glass — 1.8%
2,249	Ball Corp.	95,155
Cosmetics and Toiletries — 1.0%
527	Colgate-Palmolive Co.	56,505
Distribution/Wholesale — 1.0%
416	Fastenal Co.	17,884
186	W.W. Grainger, Inc.	38,757
		56,641
Diversified Operations — 2.1%
1,458	Danaher Corp.	80,409
619	Tyco International, Ltd. (U.S. Shares)	34,825
		115,234
E-Commerce/Products — 3.9%
208	Amazon.com, Inc.*	52,898
3,246	eBay, Inc.*,**	157,139
		210,037
Electronic Components - Miscellaneous — 1.4%
2,171	TE Connectivity, Ltd. (U.S. Shares)	73,836
Electronic Components – Semiconductors — 0.6%
5,700	ON Semiconductor Corp.*	35,169
Electronic Connectors — 1.1%
986	Amphenol Corp. - Class A	58,056
Enterprise Software/Services — 2.5%
4,300	Oracle Corp.**	135,407
Food - Retail — 0.3%
141	Whole Foods Market, Inc.	13,733
Industrial Automation and Robotics — 0.9%
300	FANUC Corp.	48,372
Industrial Gases — 1.4%
731	Praxair, Inc.	75,936
Instruments - Controls — 1.0%
1,898	Sensata Technologies Holding N.V.*	56,503
Internet Applications Software — 0.1%
2,703	Zynga, Inc. - Class A*	7,677
Internet Content - Information/News — 0.2%
94	LinkedIn Corp. - Class A*	11,318
Internet Media — 0.3%
694	Facebook, Inc. - Class A*	15,025
Investment Management and Advisory Services — 0.8%
669	T. Rowe Price Group, Inc.	42,348
Life and Health Insurance — 1.0%
2,036	Prudential PLC (ADR)	52,936
Medical - Biomedical and Genetic — 3.5%
1,014	Celgene Corp.*	77,469
1,045	Gilead Sciences, Inc.*	69,315
765	Vertex Pharmaceuticals, Inc.*	42,802
		189,586
Medical - Drugs — 1.5%
825	Shire PLC	24,163
1,041	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	57,536
		81,699
Medical - Generic Drugs — 1.9%
871	Perrigo Co.	101,184
Medical - HMO — 0.5%
695	Aetna, Inc.	27,522
Medical - Wholesale Drug Distributors — 0.8%
1,099	AmerisourceBergen Corp.	42,542
Medical Products — 1.8%
1,089	Covidien PLC (U.S. Shares)	64,708
520	Varian Medical Systems, Inc.*	31,367
		96,075
Metal Processors and Fabricators — 2.3%
772	Precision Castparts Corp.	126,098
Multimedia — 0.7%
716	Walt Disney Co.	37,432
Oil - Field Services — 0.3%
226	Schlumberger, Ltd. (U.S. Shares)	16,347
Oil and Gas Drilling — 0.7%
829	Helmerich & Payne, Inc.	39,469
Oil Companies - Exploration and Production — 2.0%
303	EOG Resources, Inc.	33,951
436	Noble Energy, Inc.	40,422
285	Occidental Petroleum Corp.	24,527
3,400	OGX Petroleo e Gas Participacoes S.A.*	10,318
		109,218
Oil Companies - Integrated — 0.4%
979	Petroleo Brasileiro S.A. (ADR)	22,458
Oil Field Machinery and Equipment — 1.2%
873	Dresser-Rand Group, Inc.*	48,111
208	National Oilwell Varco, Inc.	16,663
		64,774
Pharmacy Services — 1.9%
1,641	Express Scripts Holding Co.*	102,841
Pipelines — 2.2%
3,435	Kinder Morgan, Inc.	122,011
Recreational Vehicles — 0.2%
151	Polaris Industries, Inc.	12,211
REIT - Health Care — 0.3%
291	Ventas, Inc.	18,115
Retail - Apparel and Shoe — 2.6%
2,908	Limited Brands, Inc.	143,248
Retail - Auto Parts — 1.2%
172	AutoZone, Inc.*	63,583
Retail - Discount — 2.1%
1,165	Costco Wholesale Corp.	116,646
Retail - Major Department Stores — 1.9%
1,828	Nordstrom, Inc.	100,869
Retail - Restaurants — 0.4%
474	Starbucks Corp.	24,056
Semiconductor Components/Integrated Circuits — 1.1%
4,367	Atmel Corp.*	22,971
2,405	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	38,047
		61,018
Soap and Cleaning Preparations — 0.8%
762	Reckitt Benckiser Group PLC	43,861
Telecommunication Services — 0.8%
1,396	Amdocs, Ltd. (U.S. Shares)	46,054
Television — 1.7%
2,558	CBS Corp. - Class B	92,932
Tobacco — 0.9%
553	Philip Morris International, Inc.	49,737
Toys — 1.4%
2,190	Mattel, Inc.	77,701
Transportation - Railroad — 1.0%
470	Canadian Pacific Railway, Ltd.	39,018
148	Union Pacific Corp.	17,568
		56,586
Transportation - Services — 0.6%
521	C.H. Robinson Worldwide, Inc.	30,505
Vitamins and Nutrition Products — 0.4%
270	Mead Johnson Nutrition Co.	19,786
Wireless Equipment — 2.2%
877	Crown Castle International Corp.*	56,216
1,288	Motorola Solutions, Inc.	65,108
		121,324
Total Common Stock (cost $4,136,906)		4,687,586
U.S. Treasury Notes/Bonds — 0.6%
U.S. Treasury Note/Bond:
$15,000	0.8750%, 11/30/16	15,242
15,000	1.3750%, 12/31/18	15,449
Total U.S. Treasury Notes/Bonds (cost $30,011)		30,691
Money Market — 13.4%
730,765	Janus Cash Liquidity Fund LLC, 0% (cost $730,765)	730,765
Capital Protection Agreement — 0%
1	Janus Aspen Protected Series - Growth∞,§ exercise price at 9/30/12 $9.20 (cost $0)	0
Total Investments (total cost $4,897,682) – 100%		$5,449,042

Summary of Investments by Country – (Long Positions) September 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$90,205	1.7%
Brazil	49,909	0.9%
Canada	96,554	1.8%
Curacao	16,347	0.3%
France	83,465	1.5%
Guernsey	46,054	0.8%
Ireland	64,708	1.2%
Italy	46,297	0.9%
Japan	48,372	0.9%
Jersey	24,163	0.4%
Netherlands	56,503	1.0%
Switzerland	108,661	2.0%
Taiwan	38,047	0.7%
United Kingdom	162,058	3.0%
United States††	4,517,699	82.9%
Total	$5,449,042	100.0%

††	Includes Cash Equivalents (69.5% excluding Cash Equivalents).

Financial Future - Short
6 Contracts	S&P 500® E-mini expires December 2012, principal amount $429,208, value $430,260, cumulative depreciation	(1,052)

Schedule of Written Options – Calls	Value
BNP IVIX Index expires March 2013 4,035 contracts exercise price $0.00 (premiums received $0)	(21,716)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Shares of foreign companies trading on an American Stock Exchange

*	Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of September 30, 2012)

		Value as a % of Investment
	Value	Securities
Capital Protection Agreement	$-	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Capital Protection Agreement	1/3/12	$-	$-	0.0%

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Brewery	$65,261	$90,205	$—
Life and Health Insurance	—	52,936	—
Oil Companies - Integrated	—	22,458	—
All Other	4,456,726	—	—

U.S. Treasury Notes/Bonds	—	30,691	—

Money Market	—	730,765	—
Total Investments in Securities	$4,521,987	$927,055	$—
Other Financial Instruments(a):	$—	$(22,768)	$—

(a)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended September 30, 2012)

	Balance as of January 3, 2012	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of September 30, 2012
Investments in Securities:
Capital Protection Agreement
Janus Aspen Protected Series - Growth	$-	$-	$-	$-	$-	$-	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Protected Series - Growth	$760,461

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 96.5%
Aerospace and Defense — 0.6%
61,927	General Dynamics Corp.	$4,094,613
Agricultural Operations — 0%
8,132,810	Chaoda Modern Agriculture Holdings, Ltd. ∞,ß	314,664
Airlines — 1.0%
742,751	Delta Air Lines, Inc.*	6,803,599
Apparel Manufacturers — 0.7%
640,161	Prada SpA	4,780,278
Automotive - Cars and Light Trucks — 1.1%
702,600	Ford Motor Co.	6,927,636
Beverages - Wine and Spirits — 1.0%
55,459	Pernod-Ricard S.A.	6,221,652
Brewery — 1.1%
156,322	SABMiller PLC	6,865,195
Building - Residential and Commercial — 1.4%
10,401,288	Taylor Wimpey PLC	9,119,075
Cable/Satellite Television — 1.7%
301,274	Comcast Corp. - Class A	10,776,571
Casino Hotels — 0.7%
1,152,061	Echo Entertainment Group, Ltd.	4,576,080
Cellular Telecommunications — 1.2%
2,848,356	Vodafone Group PLC	8,082,644
Coal — 0.5%
5,405,500	Harum Energy Tbk PT	3,334,286
Commercial Banks — 1.0%
407,900	Banco do Brasil S.A.	4,991,818
496,900	Grupo Financiero Santander Mexico S.A.B. de C.V.	1,352,230
		6,344,048
Commercial Services — 1.4%
95,135	Aggreko PLC	3,552,874
347,200	Anhanguera Educacional Participacoes S.A.	5,773,817
		9,326,691
Computer Aided Design — 1.1%
98,232	ANSYS, Inc.*	7,210,229
Computers - Memory Devices — 1.3%
125,880	EMC Corp.*	3,432,748
156,546	NetApp, Inc.*	5,147,232
		8,579,980
Distribution/Wholesale — 0.5%
2,109,815	Li & Fung, Ltd.	3,270,651
Diversified Banking Institutions — 7.7%
374,465	Citigroup, Inc.	12,252,495
247,753	Credit Suisse Group A.G.	5,251,773
292,368	JPMorgan Chase & Co.	11,835,057
513,948	Morgan Stanley	8,603,490
427,509	Societe Generale S.A.	12,139,680
		50,082,495
Diversified Operations — 0.7%
81,277	Danaher Corp.	4,482,427
E-Commerce/Products — 0.9%
116,782	eBay, Inc.*	5,653,417
Electric - Integrated — 0.6%
196,382	Fortum Oyj	3,615,910
Electric – Transmission — 0.8%
142,300	Brookfield Infrastructure Partners L.P.	5,058,765
Electronic Components - Miscellaneous — 1.3%
243,107	TE Connectivity, Ltd. (U.S. Shares)	8,268,069
Enterprise Software/Services — 2.3%
153,571	Informatica Corp.*	5,345,806
299,922	Oracle Corp.	9,444,544
		14,790,350
Financial Guarantee Insurance — 0.4%
1,563,457	MGIC Investment Corp.*	2,392,089
Food - Confectionary — 1.4%
124,214	Hershey Co.	8,805,530
Food - Miscellaneous/Diversified — 1.2%
224,883	Unilever N.V.	7,954,860
Heart Monitors — 0.8%
52,428	HeartWare International, Inc.*	4,953,922
Hotels and Motels — 0.7%
138,208	Accor S.A.	4,609,183
Independent Power Producer — 2.0%
600,066	NRG Energy, Inc.	12,835,412
Industrial Automation and Robotics — 1.5%
62,200	FANUC Corp.	10,029,172
Industrial Gases — 1.8%
110,689	Praxair, Inc.	11,498,373
Instruments - Controls — 0.5%
112,584	Sensata Technologies Holding N.V.*	3,351,626
Internet Content - Entertainment — 0.5%
169,932	Youku Tudou, Inc. (ADR)*	3,125,049
Internet Gambling — 0.7%
2,683,084	Bwin.Party Digital Entertainment PLC	4,501,048
Investment Management and Advisory Services — 0.7%
294,700	Grupo BTG Pactual	4,697,168
Life and Health Insurance — 5.2%
4,069,000	AIA Group, Ltd.	15,165,996
1,030,967	CNO Financial Group, Inc.	9,948,832
685,776	Prudential PLC	8,874,618
		33,989,446
Machinery - Construction and Mining — 0.7%
78,487	Joy Global, Inc.	4,399,981
Machinery - General Industrial — 0.6%
221,600	Nabtesco Corp.	4,070,146
Medical - Biomedical and Genetic — 4.0%
93,325	Celgene Corp.*,**	7,130,030
161,865	Gilead Sciences, Inc.*	10,736,505
39,472	Regeneron Pharmaceuticals, Inc.*	6,025,796
43,503	Vertex Pharmaceuticals, Inc.*	2,433,993
		26,326,324
Medical - Drugs — 2.5%
90,213	Jazz Pharmaceuticals PLC*	5,143,043
97,268	Sanofi	8,292,407
105,258	Shire PLC	3,082,878
		16,518,328
Medical - Generic Drugs — 0.7%
174,809	Mylan, Inc.*	4,265,340
Medical - HMO — 1.1%
175,852	Aetna, Inc.	6,963,739
Medical - Wholesale Drug Distributors — 1.2%
204,282	AmerisourceBergen Corp.	7,907,756
Medical Products — 0.5%
53,850	Varian Medical Systems, Inc.*	3,248,232
Metal - Iron — 0.6%
1,085,850	Fortescue Metals Group, Ltd.	3,930,200
Multimedia — 1.2%
320,122	News Corp. - Class A	7,852,593
Networking Products — 1.4%
466,592	Cisco Systems, Inc.**	8,907,241
Non-Ferrous Metals — 0.7%
379,897	Titanium Metals Corp.	4,874,079
Office Automation and Equipment — 0.3%
67,400	Canon, Inc.	2,155,383
Oil - Field Services — 1.2%
178,768	Baker Hughes, Inc.	8,085,677
Oil Companies - Exploration and Production — 3.5%
76,595	Apache Corp.	6,623,170
57,486	EOG Resources, Inc.	6,441,306
112,307	Occidental Petroleum Corp.	9,665,140
		22,729,616
Oil Companies - Integrated — 4.8%
523,581	BG Group PLC	10,567,147
689,332	Petroleo Brasileiro S.A. (ADR)	15,813,276
98,980	Total S.A.	4,909,129
		31,289,552
Oil Field Machinery and Equipment — 0.7%
79,206	Dresser-Rand Group, Inc.*	4,365,043
Pharmacy Services — 1.0%
102,533	Express Scripts Holding Co.*	6,425,743
Property and Casualty Insurance — 1.1%
291,800	Tokio Marine Holdings, Inc.	7,457,693
Real Estate Operating/Development — 1.9%
2,272,565	Hang Lung Properties, Ltd.	7,766,898
12,308,000	Shun Tak Holdings, Ltd.	4,762,052
		12,528,950
Retail - Apparel and Shoe — 0.8%
22,000	Fast Retailing Co., Ltd.	5,117,918
Retail - Drug Store — 0.5%
85,697	Walgreen Co.	3,122,799
Retail - Jewelry — 0.5%
51,432	Tiffany & Co.	3,182,612
Retail - Major Department Stores — 1.3%
151,251	Nordstrom, Inc.	8,346,030
Rubber/Plastic Products — 0.5%
2,273,486	Jain Irrigation Systems, Ltd.	3,004,588
Semiconductor Components/Integrated Circuits — 1.7%
887,959	Atmel Corp.*	4,670,665
2,004,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,145,098
		10,815,763
Steel - Producers — 0.5%
152,813	ThyssenKrupp A.G.	3,247,622
Telecommunication Services — 2.7%
288,925	Amdocs, Ltd. (U.S. Shares)	9,531,636
264,442	Virgin Media, Inc.	7,785,172
		17,316,808
Tobacco — 2.2%
117,013	Imperial Tobacco Group PLC	4,330,246
329,600	Japan Tobacco, Inc.	9,893,915
		14,224,161
Toys — 0.6%
31,500	Nintendo Co., Ltd.	3,993,015
Transportation - Marine — 1.1%
994	A.P. Moeller - Maersk A/S - Class B	7,115,178
Transportation - Railroad — 1.9%
72,100	Canadian Pacific Railway, Ltd.	5,985,591
87,021	Kansas City Southern	6,594,452
		12,580,043
Vitamins and Nutrition Products — 1.3%
116,833	Mead Johnson Nutrition Co.	8,561,522
Wireless Equipment — 3.2%
142,888	SBA Communications Corp. - Class A*	8,987,655
1,276,131	Telefonaktiebolaget L.M. Ericsson - Class B	11,631,403
		20,619,058
Total Common Stock (cost $618,531,921)		626,870,936
Preferred Stock — 1.1%
Automotive - Cars and Light Trucks — 1.1%
39,777	Volkswagen A.G. (cost $7,397,985)	7,254,995
Purchased Option - Call — 0%
15,000	Chaoda Modern Agriculture Holdings, Ltd. (LEAPS) expires January 2013 exercise price 4.03 HKD (premiums paid $132,768)	0
Warrant — 1.1%
Diversified Financial Services — 1.1%
651,747	JPMorgan Chase & Co. - expires 10/28/18 (cost $7,006,280)	6,706,477
Money Market — 1.3%
8,717,857	Janus Cash Liquidity Fund LLC, 0% (cost $8,717,857)	8,717,857
Total Investments (total cost $641,786,811) – 100%		$649,550,265

Summary of Investments by Country – (Long Positions)

September 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$8,506,280	1.3%
Bermuda	8,329,416	1.3%
Brazil	31,276,079	4.8%
Canada	5,985,591	0.9%
Cayman Islands	3,439,713	0.5%
Denmark	7,115,178	1.1%
Finland	3,615,910	0.6%
France	36,172,051	5.6%
Germany	10,502,617	1.6%
Gibraltar	4,501,048	0.7%
Guernsey	9,531,636	1.5%
Hong Kong	27,694,946	4.3%
India	3,004,588	0.5%
Indonesia	3,334,286	0.5%
Ireland	5,143,043	0.8%
Italy	4,780,278	0.7%
Japan	42,717,242	6.6%
Jersey	3,082,878	0.5%
Mexico	1,352,230	0.2%
Netherlands	11,306,486	1.7%
Sweden	11,631,403	1.8%
Switzerland	13,519,842	2.1%
Taiwan	6,145,098	0.9%
United Kingdom	51,391,799	7.9%
United States††	335,470,627	51.6%
Total	$649,550,265	100.0%

††	Includes Cash Equivalents (50.3% excluding Cash Equivalents).

Forward Currency Contracts, Open September 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 11/15/12	827,000,000	$10,604,121	$28,706

HSBC Securities (USA), LLC:
Euro 11/8/12	5,200,000	6,684,234	56,032
Japanese Yen 11/8/12	739,000,000	9,475,197	(23,438)
		16,159,431	32,594
JP Morgan Chase & Co.: Japanese Yen 10/25/12	644,000,000	8,256,133	(7,971)

RBC Capital Markets Corp.: Japanese Yen 10/18/12	639,000,000	8,191,477	(39,303)
Total		$43,211,162	$14,026

Notes to Schedule of Investment (unaudited)

ADR	American Depositary Receipt

LEAPS	Long-Term Equity Anticipation Securities

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ß	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of September 30, 2012)

	Value	Value as a % of Investment Securities
Janus Aspen Worldwide Portfolio Chaoda Modern Agriculture Holdings, Ltd.	$314,664	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Portfolio's investments in securities and other financial instruments as of September 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$-	$-	$314,664
Internet Content - Entertainment	-	3,125,049	-
Oil Companies - Integrated	15,476,276	15,813,276	-
All Other	592,141,671	-	-

Preferred Stock	-	7,254,995	-

Warrant	-	6,706,477	-

Money Market	-	8,717,857	-

Total Investments in Securities	$607,617,947	$41,617,654	$314,664
Investments in Purchased Options	$-	$-	$-
Other Financial Instruments(a):	$-	$14,026	$-

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2012 is noted below.

Portfolio	Aggregate Value
Janus Aspen Worldwide Portfolio	$8,785,000

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen INTECH U.S. Low Volatility Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Moderate Allocation Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Protected Series - Growth and Janus Aspen Worldwide Portfolio (collectively, the “Portfolios” and individually, the “Portfolio”). Janus Aspen Moderate Allocation Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes twelve portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

Capital Protection Agreement

For Janus Aspen Protected Series – Growth (the “Janus Aspen Protected Series Portfolio”), the Janus Aspen Protected Series Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of the Janus Aspen Protected Series Portfolio, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class so long as the terms and conditions of the Capital Protection Agreement are satisfied. Shareholders cannot transact purchases and redemptions at the Protected NAV. In order to comply with the terms of the Capital Protection Agreement, the Janus Aspen Protected Series Portfolio must provide certain information to the Capital Protection Provider and the Janus Aspen Protected Series Portfolio portfolio manager is required to manage the Janus Aspen Protected Series Portfolio within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which the Janus Aspen Protected Series Portfolio allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which the Janus Aspen Protected Series Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which the Janus Aspen Protected Series Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, the Janus Aspen Protected Series Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Janus Aspen Protected Series Portfolio’s holdings. The Janus Aspen Protected Series Portfolio’s asset allocation will vary over time depending on equity market conditions and the Janus Aspen Protected Series Portfolio’s portfolio composition. As a result, the Janus Aspen Protected Series Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. The Capital Protection Agreement also imposes very specific reporting and monitoring obligations on the Janus Aspen Protected Series Portfolio, on Janus Capital Management LLC’s (“Janus Capital”), and indirectly on the Janus Aspen Protected Series Portfolio’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches, failure to do so within specified cure periods could result in the termination of the Capital Protection Agreement at the option of the Capital Protection Provider.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Janus Aspen Protected Series Portfolio and the Capital Protection Provider. There are numerous events that can cause the Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of either share class of the Janus Aspen Protected Series Portfolio falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement due to the Janus Aspen Protected Series Portfolio pursuant to the agreement. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Janus Aspen Protected Series Portfolio if the termination of the Capital Protection Agreement results from acts or omissions of the Janus Aspen Protected Series Portfolio, Janus Capital or certain key employees of Janus Capital, or the Janus Aspen Protected Series Portfolio’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of the Janus Aspen Protected Series Portfolio. In addition, the Capital Protection Provider has the right to terminate the Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of the Capital Protection Agreement, the Janus Aspen Protected Series Portfolio will terminate and liquidate, and the Capital Protection Provider will pay the Janus Aspen Protected Series Portfolio any amounts due related to the Protection. Only shareholders who hold their shares on the date that the Capital Protection Agreement terminates are entitled to receive the Protected NAV from the Janus Aspen Protected Series Portfolio. The Capital Protection Provider’s obligations to the Janus Aspen Protected Series Portfolio are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the triggering of the capital protection. None of the Janus Aspen Protected Series Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to the Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect the Janus Aspen Protected Series Portfolio against a decrease in the NAV per share for each share class of the Janus Aspen Protected Series Portfolio below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Janus Aspen Protected Series Portfolio pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Janus Aspen Protected Series Portfolio rather than on the Janus Aspen Protected Series Portfolio’s total net assets, it can fluctuate between 0.60% and 0.75% of the Janus Aspen Protected Series Portfolio’s total net assets.

The Protected NAV for each share class as well as the percentages of Portfolio assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus website at janus.com/variable-insurance. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the Janus Aspen Protected Series Portfolio within the time frame allowed under the Capital Protection Agreement either the Protected NAV or the then-current NAV for their share class, whichever is higher, which, in addition, will include any protection amount. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and the Janus Aspen Protected Series Portfolio proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the NAV is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Portfolios during the period ended September 30, 2012 is discussed in further detail below.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolios may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their investment restrictions from purchasing directly. The Portfolios’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolios may require the counterparty to post collateral if the Portfolios have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio’s NAV to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Portfolios, except Janus Aspen Moderate Allocation Portfolio and Janus Aspen INTECH U.S. Low Volatility Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH U.S. Low Volatility Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Portfolios may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

The Janus Aspen Protected Series Portfolio may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under the Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the period ended September 30, 2012 is indicated in the tables below:

Put Options	Number of Contracts	Premiums Received
Janus Aspen Forty Portfolio
Options outstanding at December 31, 2011	5,000	$696,000
Options written	-	-
Options closed	-	-
Options expired	(5,000)	(696,000)
Options exercised	-	-
Options outstanding at September 30, 2012	-	$-

Call Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2011	3,955	$134,620
Options written	870	90,300
Options closed	(2,320)	(141,545)
Options expired	(2,330)	(60,775)
Options exercised	(175)	(22,600)
Options outstanding at September 30, 2012	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Global Technology Portfolio
Options outstanding at December 31, 2011	705	$30,315
Options written	2,300	268,501
Options closed	(1,575)	(138,405)
Options expired	-	-
Options exercised	(725)	(36,613)
Options outstanding at September 30, 2012	705	$123,798

Call Options	Number of Contracts	Premiums Received
Janus Aspen Janus Portfolio
Options outstanding at December 31, 2011	-	$-
Options written	779	798,546
Options closed	(219)	(732,074)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2012	560	$66,472

Call Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2011	100	$41,900
Options written	-	-
Options closed	-	-
Options expired	-	-
Options exercised	(100)	(41,900)
Options outstanding at September 30, 2012	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Aspen Perkins Mid Cap Value Portfolio
Options outstanding at December 31, 2011	-	$-
Options written	2,965	393,159
Options closed	(1,930)	(298,139)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2012	1,035	$95,020

Call Options	Number of Contracts	Premiums Received
Janus Aspen Protected Series - Growth
Options outstanding at January 3, 2012	-	$-
Options written	13,087	-
Options closed	(9,052)	-
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2012	4,035	$-
Call Options	Number of Contracts	Premiums Received
Janus Aspen Worldwide Portfolio
Options outstanding at December 31, 2011	-	$-
Options written	652	51,341
Options closed	-	-
Options expired	(550)	(10,922)
Options exercised	(102)	(40,419)
Options outstanding at September 30, 2012	-	$-

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Portfolio may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices or interest rates. The Portfolios are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Various types of swaps such as dividend and total return swaps are described below.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Portfolios gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Portfolio took a long position on a dividend index swap, the Portfolio would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios’ maximum risk of loss for dividend and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Portfolios adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Aspen Protected Series Portfolio. The Janus Aspen Protected Series Portfolio’s participation in the Capital Protection Agreement also subjects the Janus Aspen Protected Series Portfolio to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Aspen Protected Series Portfolio as well as other general information about the Janus Aspen Protected Series Portfolio, please refer to the Janus Aspen Protected Series Portfolio’s Prospectuses and statements of additional information.

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH U.S. Low Volatility Portfolio does not intend to invest in high-yield/high-risk bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Portfolio, such as a decline in the value and liquidity of many securities held by the Portfolio, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. For the Janus Aspen Protected Series Portfolio, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Aspen Protected Series Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will proceed with the liquidation process as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Portfolio's ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Portfolio, including potentially limiting or completely restricting the ability of the Portfolio to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Portfolio’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolios’ investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolios invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, and certain underlying funds of Janus Aspen Moderate Allocation Portfolio may invest in bank loans, which include institutionally traded floating and fixed rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Portfolios and underlying funds. The interest rates paid on a floating rate security in which the Portfolios and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In light of recent controversy over the method by which LIBOR is set, the British government is seeking reform of the LIBOR compilation process. The ultimate effect of such reform on the Portfolios’ and underlying funds’ operations is unknown.

The Portfolios and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2012 are indicated in the table below:

Portfolio	Average Monthly Value	Rates
Janus Aspen Balanced Portfolio	$2,135,458	4.2500% - 5.0000%
Janus Aspen Flexible Bond Portfolio	$1,404,582	4.2500% - 5.0000%

Counterparties

A shareholder’s ability to receive the Protected NAV from the Janus Aspen Protected Series Portfolio is dependent on the Janus Aspen Protected Series Portfolio’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty.

Portfolio transactions involving a counterparty, such as the Capital Protection Provider for the Janus Aspen Protected Series Portfolio, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Janus Aspen Protected Series Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Aspen Protected Series Portfolio, under the terms of the Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Janus Aspen Protected Series Portfolio, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Portfolio; (ii) any trade or pricing error of the Janus Aspen Protected Series Portfolio; and (iii) any realized or unrealized losses on any investment of the Janus Aspen Protected Series Portfolio in money market funds.

Emerging Market Investing

Within the parameters of its investment policies, a Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolios’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolios’ investments. To the extent that a Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Portfolio’s performance.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolios may pay fees such as facility fees. Such fees may affect the Portfolios’ returns.

Initial Public Offerings

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen Moderate Allocation Portfolio and Janus Aspen INTECH U.S. Low Volatility Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. This mortgage-backed securities purchase program ended in 2010. However, the U.S. Treasury has committed to continue its support for Fannie Mae’s and Freddie Mac’s capital as necessary to prevent them having a negative net worth through at least 2012. However, there is no assurance that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure Fannie Mae’s and Freddie Mac’s continued solvency, or that federal support will continue beyond 2012. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Portfolio’s yield and a Portfolio’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Portfolios may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen Moderate Allocation Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

Sovereign Debt

A Portfolio may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolios may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2012 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Aspen Balanced Portfolio	$ 797,478,939	$ 150,472,303	$ (10,519,534)	$ 139,952,769
Janus Aspen Enterprise Portfolio	373,829,459	178,455,514	(10,487,645)	167,967,869
Janus Aspen Flexible Bond Portfolio	467,857,097	20,887,467	(359,944)	20,527,523
Janus Aspen Forty Portfolio	687,205,236	372,330,635	(27,499,884)	344,830,751
Janus Aspen Global Technology Portfolio	97,611,046	20,658,104	(3,267,999)	17,390,105
Janus Aspen INTECH U.S. Low Volatility Portfolio	3,989,186	46,019	(46,644)	(625)
Janus Aspen Janus Portfolio	434,516,158	147,718,493	(12,630,601)	135,087,892
Janus Aspen Moderate Allocation Portfolio	561,126	29,016	(3,655)	25,361
Janus Aspen Overseas Portfolio	1,604,118,654	232,220,317	(380,431,902)	(148,211,585)
Janus Aspen Perkins Mid Cap Value Portfolio	113,472,428	19,183,413	(4,917,351)	14,266,062
Janus Aspen Protected Series – Growth	4,922,955	620,309	(94,222)	526,087
Janus Aspen Worldwide Portfolio	642,097,799	77,028,826	(69,576,360)	7,452,466

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Portfolios are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended September 30, 2012, the following Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 9/30/12
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio	$325,447,678	$(323,058,971)	$12,987	$11,912,000
Janus Aspen Enterprise Portfolio	87,014,063	(87,338,000)	15,499	9,891,933
Janus Aspen Flexible Bond Portfolio	256,350,744	(271,532,656)	14,075	5,870,093
Janus Aspen Forty Portfolio	155,003,103	(111,557,000)	41,227	60,972,103
Janus Aspen Global Technology Portfolio	31,027,906	(29,492,906)	1,209	1,752,000
Janus Aspen Janus Portfolio	4,001,000	(3,964,000)	138	37,000
Janus Aspen INTECH U.S. Low Volatility Portfolio	105,487,110	(97,787,534)	22,692	28,199,501
Janus Aspen Overseas Portfolio	420,180,926	(433,796,490)	39,548	32,653,554
Janus Aspen Protected Series - Growth	7,568,860	(6,838,095)	1,005	730,765
Janus Aspen Worldwide Portfolio	102,178,730	(96,984,000)	8,074	8,717,857
	$1,494,260,120	$(1,462,349,652)	$156,454	$160,736,806

Affiliated Fund of Funds Transactions

Janus Aspen Moderate Allocation Portfolio may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended September 30, 2012, the Portfolio had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/2012
Janus Aspen Moderate Allocation Portfolio
INTECH International Fund(1) - Class I Shares	2,530	$17,258	(1,432)	$(10,253)	$(129)	$-	$25,960
INTECH U.S. Growth Fund(2) - Class I Shares	1,702	24,687	(812)	(11,866)	698	-	42,299
INTECH U.S. Value Fund(3) - Class I Shares	3,426	34,980	(1,643)	(17,079)	965	-	60,563
Janus Aspen Flexible Bond Portfolio- Institutional Shares	10,293	130,206	(4,359)	(54,962)	50	6,215	197,730
Janus Aspen Overseas Portfolio- Institutional Shares	542	19,438	(201)	(8,218)	(657)	2,441	26,287
Janus Emerging Markets Fund - Class I Shares	618	4,957	(92)	(726)	(97)	-	4,214
Janus Fund - Class I Shares	70	2,174	(54)	(1,663)	138	-	-
Janus Fund - Class N Shares	162	4,917	(45)	(1,447)	42	-	12,289
Janus Global Real Estate Fund - Class I Shares	754	6,976	(771)	(7,207)	322	-	10,021
Janus Global Research Fund - Class I Shares	654	10,048	(79)	(1,214)	(7)	-	8,663
Janus International Equity Fund - Class I Shares	930	9,781	(677)	(7,485)	207	-	-
Janus International Equity Fund - Class N Shares	2,139	21,346	(841)	(8,925)	(130)	-	48,546
Janus Research Fund - Class I Shares	170	5,352	(107)	(3,405)	277	-	-
Janus Research Fund - Class N Shares	345	10,514	(242)	(7,636)	299	-	23,717
Janus Short-Term Bond Fund - Class I Shares	2,397	7,395	(1,350)	(4,158)	11	161	-
Janus Short-Term Bond Fund - Class N Shares	4,096	12,657	(1,179)	(3,649)	1	153	29,912
Janus Triton Fund - Class I Shares	120	2,174	(92)	(1,663)	111	-	-
Janus Triton Fund - Class N Shares	280	4,917	(79)	(1,447)	27	-	12,164
Janus Twenty Fund - Class D Shares	117	6,968	(60)	(3,692)	(66)	-	11,935
Perkins Large Cap Value Fund - Class I Shares	806	10,868	(613)	(8,317)	207	-	-
Perkins Large Cap Value Fund - Class N Shares	1,782	24,142	(506)	(7,167)	178	-	60,550
Perkins Small Cap Value Fund - Class I Shares	101	2,174	(76)	(1,663)	(78)	-	-
Perkins Small Cap Value Fund - Class N Shares	229	4,795	(66)	(1,428)	(50)	-	11,638
		$378,724		$(175,270)	$2,319	$8,970	$586,488

(1) Formerly named INTECH Risk-Managed International Fund. (2) Formerly named INTECH Risk-Managed Growth Fund. (3) Formerly named INTECH Risk-Managed Value Fund.

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2012 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Portfolios shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Portfolios may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Portfolios are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Portfolios when measuring fair value (for example, when a Portfolio uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Portfolios cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Portfolios.

In addition, the Accounting Standards Update requires the Portfolios to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The Portfolios recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Events

Taking into consideration factors concerning the pending IPO, the fair value of Workday, Inc. (held at September 30, 2012 by Janus Aspen Global Technology Portfolio) has been adjusted in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. On October 12, 2012, Workday, Inc. issued an IPO and its fair market value increased 145% compared to the aforementioned fair value. The impacts of October 12, 2012 are not reflected in the September 30, 2012 filing of Janus Aspen Global Technology Portfolio. The Portfolio’s investment in this issuer exposes shareholders to positive and negative performance resulting from this and other events.

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2012 and through the date of the filing and determined that there were no other material events or transactions that would require recognition or disclosure in the Portfolios’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:          /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)

Date: November 29, 2012

By:          /s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Aspen Series

(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2012